Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	JIAYUAN.COM INTERNATIONAL LTD
Entity Central Index Key	0001511683
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	48,130,944
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 41,365	257,709	181,340
Short-term deposits	37,403	233,025	404,500
Term deposits, current portion	1,605	10,000
Available-for-sale securities	810	5,047
Accounts receivable, net	6,437	40,102	16,294
Deferred tax assets	413	2,571	3,045
Prepaid expenses and other current assets	7,156	44,583	12,927
Total current assets	95,189	593,037	618,106
Non-current assets:
Term deposits			10,000
Prepayments for property and equipment	11,916	74,240
Property and equipment, net	3,600	22,431	27,599
Intangible assets, net	733	4,569
Goodwill	127	789
Total assets	111,565	695,066	655,705
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of nil and RMB1,166 as of December 31, 2011 and 2012, respectively)	187	1,166
Deferred revenue, current portion (including deferred revenue, current portion of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB78,547 and RMB109,451 as of December 31, 2011 and 2012, respectively)	17,620	109,772	78,547
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB24,162 and RMB19,749 as of December 31, 2011 and 2012, respectively)	3,765	23,458	28,817
Income tax payable (including income tax payable of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB13,774 and RMB11,433 as of December 31, 2011 and 2012, respectively)	2,004	12,483	14,824
Total current liabilities	23,576	146,879	122,188
Non-current liabilities:
Deferred revenue, non-current portion (including deferred revenue, non-current portion, of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of nil and RMB801 as of December 31, 2011 and 2012, respectively)	129	801
Total liabilities	23,705	147,680	122,188
Commitments and contingencies (Note 18)
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized as of December 31, 2011 and 2012; 47,489,394 shares issued and outstanding as of December 31, 2011; 48,130,944 shares issued and outstanding as of December 31, 2012)	55	343	339
Additional paid-in capital	86,062	536,173	522,470
Less: Treasury shares (nil and 2,748,339 shares at December 31, 2011 and 2012, respectively)	(9,310)	(58,003)
Statutory reserves	1,525	9,502	5,792
Retained earnings	10,140	63,183	7,956
Accumulated other comprehensive loss	(612)	(3,812)	(3,040)
Total shareholders' equity	87,860	547,386	533,517
Total liabilities and shareholders' equity	$ 111,565	695,066	655,705

CONSOLIDATED BALANCE SHEETS (Parenthetical)(Consolidated variable interest entities and VIE's subsidiary CNY) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts payable	1,166
Deferred revenue, current portion	109,451	78,547
Accrued expenses and other current liabilities	19,749	24,162
Income tax payable	11,433	13,774
Deferred revenue, non-current portion	801

CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Net revenues	$ 65,938	410,803	331,241	167,589
Cost of revenues	(23,063)	(143,685)	(104,814)	(61,049)
Gross profit	42,875	267,118	226,427	106,540
Operating expenses:
Selling and marketing expenses	(23,013)	(143,376)	(110,521)	(57,867)
General and administrative expenses	(8,727)	(54,367)	(64,310)	(24,338)
Research and development expenses	(2,823)	(17,587)	(11,796)	(381)
Total operating expenses	(34,563)	(215,330)	(186,627)	(82,586)
Operating income	8,312	51,788	39,800	23,954
Interest income, net	2,138	13,323	5,077	1,876
Foreign currency exchange income/(loss), net	(296)	(1,845)	8,911
Other income, net	786	4,898	1,562	898
Income before income tax	10,940	68,164	55,350	26,728
Income tax expenses	(1,481)	(9,227)	(18,107)	(10,011)
Net income attributable to Jiayuan.com International Ltd.	9,459	58,937	37,243	16,717
Accretion of redeemable convertible preferred shares			(3,222)	(8,690)
Income allocated to participating preferred shareholders			(12,681)	(16,717)
Net (loss)/income attributable to ordinary shareholders	9,459	58,937	21,340	(8,690)
Net income attributable to Jiayuan.com International Ltd.	9,459	58,937	37,243	16,717
Other comprehensive income:
Foreign currency translation adjustments, net of tax	(124)	(772)	(11,452)	2,825
Comprehensive income attributable to Jiayuan.com International Ltd.	$ 9,335	58,165	25,791	19,542
Net (loss)/income per share:
Basic (in CNY and dollars per share)	$ 0.2	1.27	0.54	(0.32)
Diluted (in CNY and dollars per share)	$ 0.2	1.23	0.5	(0.32)
Weighted average shares used in calculating net (loss)/income per share, basic (in shares)	46,297,314	46,297,314	39,647,790	27,272,727
Weighted average shares used in calculating net (loss)/income per share, diluted (in shares)	47,743,098	47,743,098	42,384,833	27,272,727
Net (loss)/income per ADS:
Basic (in CNY and dollars per share)	$ 0.31	1.91	0.81	(0.48)
Diluted (in CNY and dollars per share)	$ 0.3	1.85	0.76	(0.48)
Weighted average shares used in calculating net (loss)/income per ADS, basic (in shares)	30,864,876	30,864,876	26,431,860	18,181,818
Weighted average shares used in calculating net (loss)/income per ADS, diluted (in shares)	31,828,732	31,828,732	28,256,555	18,181,818

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Outstanding ordinary shares CNY	Additional paid-in capital CNY	Treasury shares CNY	Statutory reserves CNY	(Accumulated deficit)/retained earnings CNY	Accumulated other comprehensive income/(loss) CNY
Balance at Dec. 31, 2009		(32,688)	210				(38,485)	5,587
Balance (in shares) at Dec. 31, 2009			27,272,727
Increase (Decrease) in Shareholders' Equity
Net income		16,717					16,717
Accretion of Series A redeemable convertible preferred shares		(8,690)		(6,963)			(1,727)
Share-based compensation		6,963		6,963
Appropriation to statutory reserves		392				392	(392)
Foreign currency translation adjustments		2,825						2,825
Balance at Dec. 31, 2010		(14,873)	210			392	(23,887)	8,412
Balance (in shares) at Dec. 31, 2010			27,272,727
Increase (Decrease) in Shareholders' Equity
Net income		37,243					37,243
Issuance of ordinary shares upon initial public offering ("IPO")		424,930	66	424,864
Issuance of ordinary shares upon initial public offering ("IPO") (in shares)			10,050,000
Issuance of ordinary shares upon exercise of options		1,147	1	1,146
Issuance of ordinary shares upon exercise of options (in shares)			164,841
Issuance of ordinary shares to depository for future exercise of options (in shares)			435,159
Accretion of Series A redeemable convertible preferred shares		(3,222)		(3,222)
Conversion of Series A redeemable convertible preferred shares into ordinary shares upon IPO		95,146	62	95,084
Conversion of Series A redeemable convertible preferred shares into ordinary shares upon IPO (in shares)			9,566,667
Dividend distribution to Series A redeemable convertible preferred shareholders		(25,944)		(25,944)
Share-based compensation		30,542		30,542
Appropriation to statutory reserves		5,400				5,400	(5,400)
Foreign currency translation adjustments		(11,452)						(11,452)
Balance at Dec. 31, 2011		533,517	339	522,470		5,792	7,956	(3,040)
Balance (in shares) at Dec. 31, 2011		47,489,394	47,489,394
Increase (Decrease) in Shareholders' Equity
Net income	9,459	58,937					58,937
Issuance of ordinary shares upon exercise of options		6,043	6	6,037
Issuance of ordinary shares upon exercise of options (in shares)			913,801
Use of ordinary shares under depository for exercise of options (in shares)			(13,801)
Share-based compensation		13,363		13,363
Appropriation to statutory reserves		3,710				3,710	(3,710)
Repurchase of ordinary shares		(63,702)			(63,702)
Cancellation of treasury shares			(2)	(5,697)	5,699
Cancellation of treasury shares (in shares)			(258,450)
Foreign currency translation adjustments	(124)	(772)						(772)
Balance at Dec. 31, 2012	$ 87,860	547,386	343	536,173	(58,003)	9,502	63,183	(3,812)
Balance (in shares) at Dec. 31, 2012	48,130,944		48,130,944

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities
Net income	$ 9,459	58,937	37,243	16,717
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,153	13,406	9,830	3,939
Share-based compensation	2,145	13,363	30,542	6,963
Foreign currency exchange (income)/loss, net	296	1,845	(8,911)
Deferred taxation	76	474	(1,814)	(1,231)
Loss from disposal of property, plant and equipment	126	786
Dividend income from available-for-sale securities	(8)	(47)
Changes in operating assets and liabilities:
Accounts receivable, net	(3,821)	(23,808)	(10,663)	(2,209)
Amounts due from a related party			1,000	(832)
Prepaid expenses and other current assets	(5,081)	(31,656)	(6,948)	(2,583)
Deferred revenue	5,141	32,026	23,221	40,251
Accounts payable	9	59	(1,194)
Amounts due to a related party			(993)	993
Accrued expenses and other current liabilities	(860)	(5,359)	15,909	8,165
Income tax payable	(376)	(2,341)	(327)	9,403
Net cash provided by operating activities	9,259	57,685	86,895	79,576
Cash flows from investing activities
Placement of short-term deposits	(37,403)	(233,025)	(404,500)	(116,000)
Placement of term deposits			(10,000)
Maturity of short-term deposits	64,927	404,500	116,000	58,000
Purchase of property, plant and equipment	(13,334)	(83,072)	(22,400)	(13,609)
Consideration paid for a business combination	(722)	(4,500)
Proceeds from disposal of property, plant and equipment	9	57
Purchase of available-for-sale securities	(803)	(5,000)
Net cash (used in)/provided by investing activities	12,674	78,960	(320,900)	(71,609)
Cash flows from financing activities
Issuance of ordinary shares			424,930
Issuance of ordinary shares upon exercise of share options, net of issuance cost	970	6,043	1,147
Payment of dividend to Series A redeemable convertible preferred shareholders			(25,944)
Repurchase of ordinary shares	(10,225)	(63,702)
Net cash provided by/(used in) financing activities	(9,255)	(57,659)	400,133
Effect of exchange rate changes on cash and cash equivalents	(420)	(2,617)	(4,176)
Net increase in cash and cash equivalents	12,258	76,369	161,952	7,967
Cash and cash equivalents at beginning of year	29,107	181,340	19,388	11,421
Cash and cash equivalents at end of year	41,365	257,709	181,340	19,388
Supplemental disclosure of cash flow information
Income tax paid	$ (1,781)	(11,094)	(20,248)	(1,839)

Principal Activities and Organization	12 Months Ended
Dec. 31, 2012
Principal Activities and Organization
Principal Activities and Organization

1.              Principal Activities and Organization

a)                 Principal activities

Jiayuan.com International Ltd. (“Jiayuan”, or the “Company”), through its subsidiaries, its variable interest entities (“VIEs”), and VIE’s subsidiary (collectively, the “Group”), is principally engaged in operating online dating services in the People’s Republic of China (the “PRC” or “China”) through its online dating platforms which can be accessed through the Jiayuan.com, Izhenxin.com and Juedui100.com websites, wireless application protocol (“WAP”) browsers, wireless applications and desktop clients. The Group also hosts events and performs customized matchmaking services to help individuals find suitable partners.

b)                 Organization

The Company was incorporated in the Cayman Islands on September 29, 2010.

Prior to February 2007, the Group’s business was operated through its PRC domestic company, Shanghai Huaqianshu Information Technology Co., Ltd. ( “Shanghai HQS”), which was directly or indirectly, owned or controlled by Ms. Haiyan Gong, Mr. Yongqiang Qian, Mr. Xu Liu, and Ms. Jing Yang (the “Founding Shareholders”).

In February 2007, the Founding Shareholders undertook reorganization (the “Reorganization”) and established Harper Capital Inc., an investment holding company under the laws of the British Virgin Islands (the “BVI Company”). Subsequently, in May 2007, the BVI Company established Miyuan (Shanghai) Information Technology Co., Ltd. (“Shanghai Miyuan”) as a wholly-owned foreign enterprise in the PRC. The Reorganization was necessary to comply with PRC laws and regulations which prohibit or restrict foreign ownership of companies that provide Internet content services in the PRC where licenses are required.

By entering into a series of agreements among the Founding Shareholders, Shanghai HQS, Beijing Huaqianshu Information Technology Co., Ltd. (“Beijing HQS”), Beijing Shiji Xique Information Technology Co., Ltd. (“Xique”) and Shanghai Miyuan, Shanghai HQS, Beijing HQS and Xique became variable interest entities (“VIEs”) of Shanghai Miyuan and consequently, Shanghai Miyuan became the primary beneficiary of Shanghai HQS, Beijing HQS and Xique(see Note 2).

On May 16, 2011, the Company completed an initial public offering (“IPO”) of 6,700,000 American depositary shares (“ADSs”), representing 10,050,000 ordinary shares, in the NASDAQ Global Select Market. The net proceeds received by the Company from the IPO, after deducting commissions and offering expenses, amounted to approximately US$65,243. Upon the completion of the IPO, all of the Company’s then outstanding Series A redeemable convertible preferred shares (“Series A Preferred Shares”) were converted into the same number of ordinary shares.

On August 13, 2012, Beijing Miyuan entered into a series of contractual arrangements with Beijing Aizhenxin Information Technology Co., Ltd. (“Beijing Aizhenxin”), an entity incorporated in the PRC, and its shareholders to acquire effective control over Beijing Aizhenxin. As a result, Beijing Aizhenxin became a VIE of Beijing Miyuan. Beijing Miyuan became the primary beneficiary of Beijing Aizhenxin (see Note 2).

As of December 31, 2012, the Company’s subsidiaries, VIEs and VIE’s subsidiary included the following entities:

Name	Date of incorporation or establishment	Place of incorporation or establishment /operations	Percentage of direct or indirect economic ownership	Principal activities

Subsidiaries
Harper Capital Inc. (“BVI Company”)	February 6, 2007	British Virgin Islands	100%	Investment holding

Miyuan (Shanghai) Information Technology Co., Ltd. (“Shanghai Miyuan”)	April 27, 2007	PRC	100%	Investment holding and consulting services

Jiayuan Hong Kong Corporation Limited (“Jiayuan Hong Kong”)	October 5, 2010	Hong Kong	100%	Investment holding and overseas online dating services

Beijing Miyuan Information Technology Co., Ltd. (“Beijing Miyuan”)	January 26, 2011	PRC	100%	Investment holding and consulting services

Variable interest entities(“VIEs”)
Shanghai Huaqianshu Information Technology Co., Ltd. (“Shanghai HQS”)	April 6, 2004	PRC	100%	Online dating services

Beijing Huaqianshu Information Technology Co., Ltd. (“Beijing HQS”)	November 26, 2010	PRC	100%	Online dating services

Beijing Shiji Xique Information Technology Co., Ltd. (“Xique”)	November 26, 2010	PRC	100%	Online wedding planning services

Beijing Aizhenxin Information Technology Co., Ltd. (“Beijing Aizhenxin”)	August 13, 2012	PRC	100%	Online dating services

VIE’ssubsidiary
Shiji Jiayuan Matchmaking Services Center (“Jiayuan Shanghai Center”)	December 3, 2010	PRC	100%	Events and matchmaking services

Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities
Variable Interest Entities

2.              Variable Interest Entities

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provides internet content, the Company provides its services through Shanghai HQS, Beijing HQS, Xique and Beijing Aizhenxin which holds the licenses and approvals to provide internet content in the PRC. The Company also provides certain matchmaking services through Jiayuan Shanghai Center which holds the licenses and approvals to provide matchmaking services in Shanghai, PRC. The Company obtained substantial ability to control Shanghai HQS and its subsidiary, Jiayuan Shanghai Center, through a series of contractual agreements entered into among Shanghai Miyuan, Shanghai HQS and the legal shareholders of Shanghai HQS. The Company also obtained substantial ability to control Beijing HQS, Xique and Aizhenxin through a series of contractual agreements entered into between Beijing Miyuan, Beijing HQS, Xique, Beijing Aizhenxin and their respective legal shareholders.

The Group adopted Financial Accounting Standard Board (the “FASB”) guidance on consolidating variable interest entities which require certain variable interest entities to be consolidated by the primary beneficiary of the entity. Management evaluated the relationships among Shanghai Miyuan, Shanghai HQS, and its legal shareholders and concluded that Shanghai Miyuan is the primary beneficiary of Shanghai HQS as Shanghai Miyuan is entitled to substantially all the economic risks and rewards of Shanghai HQS, and has the power to direct the activities that most significantly impact the economic performance of Shanghai HQS and its subsidiary, Jiayuan Shanghai Center. Management also evaluated the relationships between Beijing Miyuan, Beijing HQS, Xique, Beijing Aizhenxin and their respective legal shareholders and concluded that Beijing Miyuan is the primary beneficiary of Beijing HQS, Xique and Beijing Aizhenxin. Through the contractual arrangements, Beijing Miyuan is entitled to substantially all the economic risks and rewards, and has the power to direct the activities that most significantly impact the economic performance of Beijing HQS, Xique and Beijing Aizhenxin. As a result, Shanghai HQS and its subsidiary, Jiayuan Shanghai Center, Beijing HQS, Xique and Beijing Aizhenxin’s results of operations, assets and liabilities have been included in the Group’s consolidated financial statements.

The following is a summary of the contractual agreements entered into between Shanghai Miyuan, Shanghai HQS and its legal shareholders, and Jiayuan Shanghai Center. Unless otherwise stated, the contractual agreements entered into between Beijing Miyuan, Beijing HQS, Xique and Beijing Aizhenxin and their respective legal shareholders contain substantially similar terms as the contractual arrangements entered into between Shanghai Miyuan, Shanghai HQS and its respective shareholders (Note 2(a)).

(a)             Contractual arrangements among Shanghai Miyuan, Beijing Miyuan and their respective VIEs and shareholders

Exclusive technology license and service agreements

Under the exclusive technology license and service agreement entered into between Shanghai Miyuan and Shanghai HQS, Shanghai Miyuan has the exclusive right to provide to Shanghai HQS services including software and hardware licenses, technology support, technology consulting services and other services related to the business operations of Shanghai HQS. As consideration for such services, Shanghai HQS agrees to pay Shanghai Miyuan services fees equal to a certain percentage of their annual revenues as agreed by the parties from time to time. This agreement will expire on the tenth anniversary of the agreement signing date, and except by mutual agreement upon early termination by both parties in writing, the terms will be automatically extended for ten years.

Loan agreements

Pursuant to the loan agreement entered into between Shanghai Miyuan and the shareholders of Shanghai HQS, Shanghai Miyuan granted an interest-free loan of US$1,200 to the shareholders of Shanghai HQS, which shall only be used for Shanghai HQS’ working capital. The loan is repayable on demand. If Shanghai HQS’ shareholders intends to voluntarily repay the loan in whole or in part, Shanghai Miyuan or its designee may acquire a proportionate amount of the equity interests of Shanghai HQS from Shanghai HQS’ shareholders for a purchase price equal to the principal amount of the repaid loan. The loan has been eliminated upon the consolidation of Shanghai HQS.

On February 17, 2011, Beijing Miyuan and the legal shareholders of Beijing HQS and Xique signed loan agreements with substantially similar terms as stated above. The total amount of loans granted to the legal shareholders of Beijing HQS and Xique was RMB1,000 for each entity. On May 6, 2011, pursuant to the Assignment Agreement entered into between Beijing Miyuan, Shanghai Miyuan, Beijing HQS, Xique and their respective legal shareholders, the rights and obligations under the loan agreements by Beijing Miyuan were transferred to Shanghai Miyuan.

On August 13, 2012, Beijing Miyuan and the legal shareholders of Beijing Aizhenxin signed loan agreements with substantially similar terms as stated above. The total amount of loans granted to the legal shareholders of Beijing Aizhenxin was RMB20,000.

Exclusive equity transfer option agreements

Under the exclusive equity transfer option agreement among the Shanghai HQS, its shareholders and Shanghai Miyuan, Shanghai Miyuan has an exclusive option to purchase, or designate another qualified individual or entity to purchase, to the extent permitted by PRC law, part or all of the equity interest in Shanghai HQS owned by its shareholders. The purchase price for the entire equity interest of Shanghai HQS shall be the proportionate amount of the registered capital owned by such shareholders or an amount agreed by the parties in writing, provided that, in case of any compulsory requirement by then PRC law, the purchase price shall be the minimum price permitted by applicable PRC law. The exclusive equity transfer option agreement remains in effect until the completion of the transfer of all the shares in accordance with this agreement.

Voting rights entrustment agreements

Under the voting rights entrustment agreement among Shanghai Miyuan, Shanghai HQS and its shareholders, the Shanghai HQS’ shareholders grant Shanghai Miyuan or its designated qualified individual or entity the right to exercise all the voting rights as provided under its then articles of association. Except for mutual agreement on early termination by both parties in writing or any termination arising from Shanghai HQS or the Nominee Shareholders’ mutual breach of obligations thereunder, the term of the voting rights entrustment agreement will be automatically extended for ten years.

Equity pledge agreements

Pursuant to the equity pledge agreement between Shanghai Miyuan and its shareholders, the Shanghai HQS’ shareholders pledge all of their equity interest in Shanghai HQS to Shanghai Miyuan to secure their obligations under the loan agreement, the exclusive equity transfer option agreement and the voting rights entrustment agreement as well as Shanghai HQS’ obligations under the exclusive technology license and service agreement, each as described above. The equity pledge agreement will expire when Shanghai HQS and its shareholders have fully performed their obligations under the agreements described above.

(b)             Contractual arrangements with Jiayuan Shanghai Center and Shanghai HQS

Exclusive technology license and service agreements

Under the exclusive technology license and service agreement entered into between Jiayuan Shanghai Center and Shanghai Miyuan on January 25, 2011, Shanghai Miyuan has the exclusive right to provide services including software and hardware licenses, technology support, technology consulting services, and other services related to the business operation of Jiayuan Shanghai Center. As consideration for such services, Jiayuan Shanghai Center agrees to pay Shanghai Miyuan services fees equal to a certain percentage of their annual revenues as agreed by the parties from time to time. The agreement will expire on January 24, 2021, and, except by the mutual agreement upon early termination by the parties in writing, the terms of this agreement shall be automatically extended for ten years.

Cooperative operation agreements

Pursuant to the cooperative operation agreement entered into among Shanghai Miyuan, Shanghai HQS and Jiayuan Shanghai Center on January 25, 2011, in order to ensure Jiayuan Shanghai Center’s ability to make payments to Shanghai Miyuan under an exclusive technology license and service agreement, Shanghai HQS agrees to appoint designees of Shanghai Miyuan as members of the management committee and key employees of Jiayuan Shanghai Center upon the request of Shanghai Miyuan. This agreement will expire on January 24, 2021 and, unless terminated early by Shanghai Miyuan, the term will be automatically extended for ten years.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore the Company considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital of the VIEs amounting to a total of RMB32,500 as of December 31, 2012. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company is conducting certain business in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Please refer to Note 4(a) for the risks relating to the VIE arrangements and the impact of the VIEs on the Company’s financial performance.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3.              Summary of Significant Accounting Policies

a)             Basis of presentation and consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation. The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The First Reorganization, the Second Reorganization and transfer of contractual agreements signed with Beijing Huaqianshu, Xique and their respective shareholders from Beijing Miyuan to Shanghai Miyuan, as described in Note 1, has been accounted for as reorganizations of businesses under common control in a manner similar to a pooling of interests as all entities were under common control before and after the reorganizations. The accompanying consolidated statements of comprehensive (loss)/income and consolidated statements of cash flows include the results of operations and cash flows of the Group as if the current group structure had been in existence throughout the years ended December 31, 2010, 2011 and 2012, or since their respective dates of incorporation. The accompanying consolidated balance sheets have been prepared to present the financial position of the Group as of December 31, 2011 and 2012 as if the current group structure had been in existence as of these dates.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, has controlling financial interest of the entity. The Company or its subsidiary is considered to be the primary beneficiary if the Company or its subsidiary has the power to direct the activities that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to Shanghai HQS, Beijing HQS, Xique, Beijing Aizhenxin and Jiayuan Shanghai Center’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

There are no entities where the Company has variable interest but is not the primary beneficiary.

b)             Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of the assets, liabilities, revenues and expenses, and the related disclosure of contingent assets and liabilities. Actual results may differ from those estimates.

Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include the useful lives of property and equipment and intangible assets, impairment assessment for property and equipment, intangible assets and goodwill, allowance for doubtful accounts, valuation allowance of deferred tax assets, relative values of revenue elements of service packages and customer loyalty points, estimation of payments collected by wireless value-added services (“WVAS”) partners and determination of share-based compensation expenses. In addition, the Group uses assumptions in the valuation model to estimate the fair value of share options granted and modified and Series A Preferred Shares issued. The Group bases its estimates of the carrying value of certain assets and liabilities on the historical experience and on other various factors that it believes to be reasonable under the circumstances, when the carrying values are not readily available from other sources.

c)              Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive (loss)/income and consolidated statements of cash flows from Renminbi (“RMB”) into United States dollars (“US$”) as of and for the year ended December 31, 2012 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2301, representing the rate as certified by the H.10 weekly statistical release of Federal Reserve Board on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

d)             Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

e)              Term deposits

Term deposits represent time deposits placed with banks. Deposits with original maturities of one year or less are reported as current assets while deposits with original maturities of more than one year are reported as non-current assets. Interest earned is recorded as interest income in the consolidated statements of comprehensive (loss)/income during the periods presented.

f)               Available-for-sale securities

Investment in financial instruments with variable interest rates indexed to the performance of underlying assets are classified as available-for-sale securities. Available-for-sale securities are measured at fair value at the date of initial recognition and subsequently carried at fair value. To estimate fair value, the Group refers to the quoted rate of return provided by banks at the end of each reporting period. Changes in fair value are reflected in the consolidated statement of comprehensive (loss)/income. Dividend, interest income and realized gains and losses upon sale of the available-for-sale securities are recognized as other income.

g)             Accounts receivable and allowance for doubtful accounts

Accounts receivable mainly represents the amounts due from WVAS partners with whom the Group has entered into agreements for users to purchase the services of the Group. An allowance for doubtful debts is provided based on an ageing analysis of accounts receivable balances, historical bad debt rates, repayment patterns and credit analysis. The Group also makes a specific allowance if there is evidence showing that the receivable is likely to be irrecoverable, and assesses the probability of recovery on an annual basis. Accounts receivable in the consolidated balance sheet were stated net of such provisions. The allowance for doubtful accounts was RMB110 for the year ended December 31, 2012 and there was no allowance for doubtful accounts for 2011 and 2010.

h)             Property and equipment

Property and equipment is stated at cost less accumulated depreciation and impairment. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Estimated useful lives
Computer and software	3 years
Furniture, fixture and other equipment	3 years
Motor vehicles	4 years
Leasehold improvements	Shorter of lease term or estimated useful lives of assets

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. Gains and losses from the disposal of property and equipment are included in income from operations.

i)                Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s business combinations.

In accordance with FASB guidance for goodwill and other intangible assets, goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value reporting unit over the amount assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value goodwill over the implied fair value of goodwill.

The Group did not incur any impairment loss on goodwill during any of the periods presented.

j)                Intangible assets

Intangible assets consist of acquired intangible assets with finite lives as a result of the Group’s business combination (Note 9), and are carried at cost less accumulated amortization. Amortization is computed using the straight-line method over the following estimated useful lives of the intangible assets:

Estimated useful lives
Brand name	10 years
Customer relationships	5 years
Source code	10 years

k)             Impairment of long-lived assetsand intangible assets

The carrying amount of long-lived assets and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the long-lived assets and intangible assets by comparing the carrying amount of assets to the estimated future undiscounted cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets or intangible assets was recognized for any of the periods presented.

l)                Revenue recognition and deferred revenue

Revenue is recognized when persuasive evidence of an arrangement exists, service has been rendered, the price is fixed or determinable and collection is reasonably assured. Revenue is deferred until these criteria are met as described below.

Revenues presented in the consolidated statement of comprehensive (loss)/income include revenues from online services, events and VIP services and other services.

Online services revenue

The Group offers two types of online services through its online platforms, including message exchanging services and value-added services. Users prepay for virtual currencies that can be used as consideration for the Group’s online services. The Group charges for message exchanging services when one registered user initiates contact with another registered user via the Group’s online platform, and either the sender or recipient may pay for the service. Subsequently, the Group does not charge for any message exchanges between the same two users. Based on the Group’s historical data, the exchange between two users on its online platform typically lasted only a few days. The Group believes that users place the most value on the initial connection, and that users are interested in further interactions after exchanging personal contact information to communicate with each other directly. The Group also offers value-added online services, including sending virtual gifts, improved search rankings and online chatting.

The Group has adopted two primary fee models for the online services: a pay-per-use model and a periodic subscription model. Online services offered under the pay-per-use model includes message sending or receiving, sending virtual gifts and improved search rankings for the duration of one day. As the Group provides these services within a short period of time, revenue is recognized when the virtual currencies are used and services are rendered. If the communication patterns of the users change, the timing of the Group’s revenue recognition for these services may be impacted and revenue may be deferred and recognized over a longer period. The Group’s virtual currencies purchased by users that have yet to be used are initially recorded as deferred revenue.

Under the periodic subscription model, users pay a fixed subscription fee for certain services which are delivered over a predetermined subscription period. Online services offered under the subscription model include sending multiple messages a day, reading unlimited number of messages, improved search rankings for a period longer than a day, unlimited online chatting and premium user subscriptions. Fees for subscription services are collected upfront and initially recognized as deferred revenue, and revenue is recognized proportionately over the applicable subscription periods as services are rendered.

The Group’s virtual currencies can be purchased through the Group’s online platform, where the payment is collected through online payment platforms, or through the Group’s WVAS partners. The Group’s WVAS partners offer payment method by charging services to the customer’s telephone bills, collect payment from the users and remit the cash to the Group after payment is collected. Due to the time lag between when the services are rendered and billing statements are provided by the WVAS partners, revenues from the Group’s virtual currencies sold through such channel is estimated based on the Group’s internal billing records and billing confirmations with the WVAS partners. The Group adjusts its revenue recognition for prior periods’ confirmation rates and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by the WVAS partners. There were no significant difference between the Group’s estimates and the WVAS partners’ billing statements for all the periods presented.

Revenue from virtual currencies sold through the WVAS partners are recognized on a gross basis as the Group is considered the primary obligor in the arrangements. The Group is also responsible for designing, developing and implementing the online services, and bears credit risks associated with uncollectible fees. In addition, the Group determines the price and the WVAS partners earn only a fixed percentage of commission fees. The amounts attributed to the WVAS partners are determined pursuant to the arrangements between the Group and the WVAS partners, and are recognized as costs of revenues. Commission fees paid to the Group’s WVAS partners amounted to RMB13,280, RMB24,970 and RMB49,923 for the years ended December 31, 2010, 2011 and 2012, respectively.

Events and VIP services revenue

The Group earns revenue from organizing and hosting events, including speed-dating, dance parties, and other social events for its users. Speed dating is an organized form of matchmaking that focuses on meeting multiple potential romantic partners over the course of a single event. Tickets are generally sold at the events, and revenue is recognized upon the conclusion of the events when services have been rendered. For certain events where tickets are prepaid by the users, prepaid fees are initially recorded as deferred revenue and revenue is recognized upon the completion of the events. Events services revenue also include the revenue from event sponsorship arrangements whereby third-party companies enter into agreements with the Group to sponsor a particular offline event and the revenue from event sponsorship arrangements are recognized upon the completion of the sponsored event.

The Group also provides customized dating services (the “VIP Services”) to individual users, which generally consist of unlimited access to certain online services, tickets to a number of events, personalized communications, provision of detailed background checks, dating and relationship consultation and advice and search services provided by the Group’s customer service representatives in a specified contractual period. The Group provides various VIP Services throughout the contract period on an as-needed basis. When the Group enters into a customized service contract with an individual user, the Group is unable to determine or estimate the volume of each separate service to be provided to the particular user. Different types of services under such customised bundled contracts are to be provided gradually over the contract period, and as such, the Group accounts for the VIP Services as a single unit of accounting on a contract basis. Payments for VIP Services are collected upfront and initially recorded as deferred revenue, and revenue is recognized ratably over the contract service period.

Contracts for VIP Services may be terminated at any time at the user’s sole discretion during the contractual period. It is the Group’s policy to refund 80% of the contract payment to the user only if termination takes place within the initial seven days. The Group recognizes all deferred revenue remaining, after deducting the cash refund, if any, from the contract at the time of termination.

Other services revenue

Other services revenue mainly represents revenues from online advertising and event sponsorship arrangements. Revenue from online advertising are principally derived from advertising arrangements that allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular period of time. The Group enters into advertising contracts which are signed to establish the fixed price for the advertising arrangements to be provided, and payment is collected upfront and initially recognized as deferred revenue. Revenues from advertising-related arrangements are recognized on a straight-line basis over the contractual period.

m)         Customer loyalty program

Registered users earn loyalty points based on their activities on the Group’s platform and/or purchase of online services, which can be used to redeem online services once a minimum number of points have been accumulated. The Group considers loyalty points awarded for purchase of online services to be part of its revenue generating activities, and such arrangements are considered to have multiple elements. Under the applicable guidance, total consideration is allocated to the purchased services and loyalty points based on the relative selling price of the purchased services and redeemable services. In determining the best estimated selling price of each loyalty point, the Group considered the selling price of the underlying services if they were not redeemed using loyalty points and the average number of loyalty points needed to redeem each type of service. Consideration allocated to the loyalty points is initially recorded as deferred revenue, and revenue is recognized when the points are redeemed and services are rendered. As of December 31, 2012, the loyalty points did not have an expiration date.

For the years ended December 31, 2010, 2011, and 2012, revenue recognized from loyalty points amounted to RMB1,256, RMB358 and nil, respectively. Deferred revenue balance in relation to the customer loyalty program amounted to RMB4,917 as of December 31, 2011 and 2012.

n)             Cost of revenues

Cost of revenues primarily consists of network costs, commission fees paid to the WVAS partners for money collection, salaries and wages, depreciation of property and equipment and rental expenses of premises and facilities.

o)             Barter transaction

The Group enters into cooperative promotional agreements, which represent advertising-for-advertising transactions. Under the applicable guidance, such barter transactions should be recorded at fair value only if the value of advertising surrendered in the transaction is determinable within reasonable limits. The Group does not recognize revenue for such barter transactions since the fair value is not determinable for any of the periods presented.

p)             Share-based compensation

The Company grants share options and restricted shares to eligible employees and directors under a share incentive plan. The awards are measured at the grant date fair value and are recognized as an expense using the graded vesting method, net of estimated forfeiture rate. The Company recognizes awards with service condition terms only over the requisite service period, which is generally the vesting period. For awards with performance conditions, such as awards that vested entirely upon the Company’s IPO, share-based compensation is recognized based on the probable outcome of the performance conditions.

The Company also granted share options to non-employees with performance conditions that vested entirely upon the Company’s IPO. Under the applicable guidance, recognition of the fair value of performance condition awards was assessed based on whether the parties can control the performance outcome. If the performance condition of the awards is not within the parties’ control, no cost would be recognized until the grantor believes it is probable the performance condition will be achieved. Accordingly, the fair value of the awards which vested entirely upon the Company’s IPO was recognized upon the completion of the IPO.

q)             Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are accounted for using an asset and liability approach which requires the recognition of income taxes payable or refundable for the current year. Deferred tax liabilities and assets for the future tax consequences of events are also recognized in the Group’s financial statements or tax returns.

Deferred income taxes are determined based on the differences between the financial reporting and tax basis of assets and liabilities and are measured using the currently enacted tax rates and laws. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive (loss)/income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of operations. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2010, 2011 and 2012. As of December 31, 2012, the Group did not have any significant unrecognized uncertain tax positions.

r)              Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid.

The Group recorded employee benefit expenses of RMB6,630, RMB11,667 and RMB14,005 for the years ended December 31, 2010 and 2011 and 2012, respectively.

s)               Statutory reserves

The Group’s subsidiaries, VIEs and VIE’s subsidiary established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as wholly-owned foreign enterprise has to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including general reserve fund, and staff bonus and welfare fund.

The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.

In addition, in accordance with the China Company Laws, the VIEs of the Company registered as China domestic company must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increases the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the year ended December 31, 2010, 2011 and 2012, RMB392, RMB5,400 and RMB3,710 were appropriated to the statutory reserves, respectively.

t)                Research and development costs

Research and development costs include expenses incurred by the Company to develop, maintain and manage the Company’s platform. These expenses are mainly comprised of salaries, employee benefits and other headcount-related costs associated with the research and development department. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair and maintenance of the existing platforms. Costs incurred in the development phase are capitalized and amortized over the estimated product life.

During the periods presented, the amount of costs qualifying for capitalization was not significant and as a result, the Group expensed all research and development costs as incurred.

u)             Advertising expenses

Advertising expenses, which generally reflect the cost of promotions to create or stimulate a positive image of the Group or a desire to obtain the Group’s services, are expensed as incurred. Included in selling and marketing expense are advertising costs of RMB47,999, RMB76,704 and RMB69,966 for the years ended December 31, 2010, 2011 and 2012, respectively.

v)             Operating lease

Leases where substantially all the risks and rewards of ownership of the assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive (loss)/income on a straight line basis over the lease periods.

w)           Government subsidies

Government subsidies represent discretionary cash subsidies granted by the local government to encourage the development of certain enterprises that are established in the local economic region. The cash subsidies are recognized as other income when there is reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

x)             Foreign currency translation

The Group uses the RMB as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the British Virgin Islands and Hong Kong is the US$, while functional currency of the Group’s other subsidiaries, VIEs and VIE’s subsidiary incorporated and operated in the PRC is the RMB.

In the consolidated financial statements, the financial information of the Company and its subsidiaries which use US$ as their functional currency, has been translated into RMB. Assets and liabilities are translated from each subsidiary’s functional currency at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the year. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive (loss)/income in the consolidated statements of comprehensive (loss)/income for the years presented.

y)             Net (loss)/income per share and per American Depository Share (“ADS”)

Basic net (loss)/income per share is computed by dividing net (loss)/income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net (loss)/income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted net (loss)/income per share is calculated by dividing net (loss)/income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of non-vested restricted shares and shares issuable upon the exercise of stock options (using the treasury stock method) and the conversion of the Series A Preferred Shares (using the if-converted method) before the conversion into ordinary shares. Ordinary equivalent shares are not included in the denominator of the diluted net loss/income per share calculation when inclusion of such shares would be anti-dilutive.

Basic and diluted net income per ADS is computed based on net income attributable to ordinary shareholders and the corresponding basic and diluted number of ADSs, assuming that, during each period presented, every two ADSs represent three ordinary shares of the Company.

z)              Comprehensive (loss)/income

Comprehensive (loss)/income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive (loss)/income, as presented on the accompanying consolidated balance sheets, consists of the accumulated foreign currency translation adjustments.

aa)      Recent accounting pronouncements

In July 2012, the FASB issued revised guidance on “Testing Indefinite-Lived Intangible Assets for Impairment”. The revised guidance provides an entity the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with ASC 350-30. The revised guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. This amendment is not expected to have a material effect on the Group’s financial position, results of operations or liquidity.

In February 2013, the FASB issued revised guidance on “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The revised guidance does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the revised guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under US GAAP that provide additional detail about those amounts. The revised guidance is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The revised guidance is not expected to have a material effect on the Group’s financial position, results of operations or liquidity.

Concentration, Credit and Other Risks	12 Months Ended
Dec. 31, 2012
Concentration, Credit and Other Risks
Concentration, Credit and Other Risks

4.              Concentration, Credit and Other Risks

a)             PRC Regulations

The PRC market in which the Group operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to conduct online services through contractual arrangements in the PRC since the industry remains highly regulated. The Group conducts all of its operations in China through its VIEs and VIE’s subsidiary, which the Group consolidates as a result of a series of contractual arrangements enacted among Shanghai Miyuan, the VIEs and their legal shareholders, and Beijing Miyuan, the VIE and its legal shareholders. The Group believes that the contractual arrangements among Shanghai Miyuan, the VIEs and their legal shareholders, and Beijing Miyuan, the VIE and its legal shareholders are in compliance with PRC law and are legally enforceable. If the VIEs or its legal shareholders fail to perform their obligations under the contractual arrangements or any dispute relating to these contracts remains unresolved, the Group will have to enforce its rights under these contracts through the operations of PRC law and courts. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. In particular, the interpretation and enforcement of these laws, rules and regulations involve uncertainties. If the Group had direct ownership of the VIEs, it would be able to exercise its rights as a shareholder to effect changes in the board of directors of the VIEs, which in turn could effect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, the Group relies on the VIEs and their legal shareholders’ performance of their contractual obligations to exercise effective control. In addition, the exclusive technology licenses and service agreements with the VIEs and VIE’s subsidiary, which first expire on the tenth anniversary of the agreement signing date, is subject to subsidiaries’ unilateral termination right. In general, neither the VIEs nor their legal shareholders may terminate the contracts prior to the expiration date.

Although the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the telecommunications, information and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like the Company, may operate. The PRC government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunications, information and media, some of which are not published on a timely basis or may have retroactive effect. Administrative and court proceedings in China may also be protracted, resulting in substantial costs and diversion of resources and management attention. Consequently, such uncertainties may limit the Group’s ability to enforce its contractual arrangements with the VIEs. Although the Group believes the contractual arrangements are in compliance with current PRC regulations, there can be no assurance that the PRC government would agree that these contractual arrangements comply with PRC licensing, registration or other regulatory requirements, with existing policies or with requirements or policies that may be adopted in the future. PRC laws, rules and regulations governing the validity of these contractual arrangements are uncertain and the relevant government authorities have broad discretion in interpreting these laws, rules and regulations. Such uncertainties on the compliance with PRC laws of our contractual arrangements may adversely affect the Group’s ability to consolidate the VIEs. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC.

The PRC government may also require the Group to restructure its operations entirely if it finds that current contractual arrangements do not comply with applicable laws and regulations. It is unclear how a restructuring could impact the Group’s business and operating results, as the PRC government has not yet found any such contractual arrangements to be in non-compliance. However, any such restructuring may cause significant disruption to the Group’s business operations. In addition, the Chinese government may impose penalties, require the Group to discontinue or restrict its operations, or take other regulatory or enforcement actions against the Group that may result in a material and adverse effect on the Group’s business. If the imposition of any of the penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, Shanghai Miyuan, Beijing Miyuan, Shanghai HQS, Beijing HQS, Xique, Beijing Aizhenxin and Jiayuan Shanghai Center.

The following combined financial information of the Group’s VIEs and VIE’s subsidiary, as applicable, were included in the accompanying consolidated financial statements of the Group:

	As of December 31,
	2011	2012
	RMB	RMB

Total assets	262,298	386,744
Total liabilities	202,028	270,071
Payable to third parties	116,483	142,600
Payable to Group entities	85,545	127,471

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	167,589	332,010	411,084
Net income	16,205	21,808	23,038
Inter-company service fees paid/payable	—	11,000	43,446

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by operating activities	78,736	86,287	54,966
Net cash used in investing activities	(71,602)	(20,267)	(67,544)
Effect of exchange rate changes on cash and cash equivalents		(2)	(11)
Net increase/(decrease) in cash and cash equivalents	7,134	66,018	(12,589)

The total assets of the consolidated VIEs and VIE’s subsidiary were mainly comprised of cash and cash equivalents, short-term deposits, accounts receivable, prepayments, other receivables and property and equipment. The total liabilities of the consolidated VIEs and VIE’s subsidiary were mainly comprised of deferred revenue and accrued expenses and other current liabilities.

All of the Group’s revenues for the periods presented were contributed by the VIEs and VIE’s subsidiary.

b)             Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term deposits, available-for-sale securities, accounts receivable and term deposits. As of December 31, 2011 and 2012, the Group’s cash and cash equivalents, short-term deposits and term deposits were held by financial institutions located in the PRC and Hong Kong that management believes are of high-credit ratings and quality. Available-for-sale securities were placed with a financial institution and have original maturities of one month. Accordingly, management determined that the Group’s available-for-sale securities are exposed to minimal credit risks. Accounts receivable are typically unsecured and are mainly derived from revenues collected by WVAS partners on behalf of the Group in the PRC. The risk with respect to accounts receivable is mitigated by regular credit evaluations that the Group performs on the WVAS partners and its ongoing monitoring of outstanding balances.

c)              Foreign currency risk

A majority of the Group’s operating transactions are denominated in RMB and a significant portion of the Group’s assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by laws to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to complete the remittance.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

5.              Fair Value Measurements

The Group’s financial instruments include cash equivalents, short-term deposits, available-for-sale securities, accounts receivables, current portion of term deposits, prepaid expenses and other current assets, non-current prepayment for property and equipment, non-current portion of term deposits, accounts payable, current deferred revenue, accrued expenses and other current liabilities and non-current deferred revenue. The carrying value of the Company’s short-term financial instruments approximates their fair value because of their short maturities. The carrying value of the non-current deferred revenue approximates its fair value because the change in fair value after considering discount rate is considered immaterial.

On January 1, 2008, the Group adopted the US GAAP guidance on “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). It establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs. The hierarchy is as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group engaged independent valuation specialists to assist them in determining the fair value of equity issued (including share options and Series A Preferred Shares) and the goodwill and intangible assets arising from the Group’s business combination.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that the Group measured and reported on its consolidated balance sheet at fair value on a recurring basis.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy:

		Fair value measurements at reporting date using
		Quoted prices in
	Total fair value	active market	Significant other	Significant
	and carrying value	for identical	observable	unobservable
	on balance sheet	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2011
Cash and cash equivalents	181,340	181,340	—	—
Short-term deposits	404,500	404,500	—	—
Term deposits	10,000	10,000	—	—

As of December 31, 2012
Cash and cash equivalents	257,709	257,709	—	—
Short-term deposits	233,025	233,025	—	—
Term deposits	10,000	10,000	—	—
Available-for-sale securities	5,047	5,047	—	—

Cash and cash equivalents: The Group’s cash equivalents consisted of demand deposits and time deposits. The fair values of demand deposits and time deposits placed with banks are determined based on the pervasive interest rate in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 1.

Term deposits: The fair values of term deposits placed with banks are determined based on the pervasive interest rate in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 1.

Available-for-sale securities: The Group measures available-for-sale securities at fair value. Available-for-sale securities classified within Level 1 are valued using quoted market prices that are available in active markets for identical investments.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables: Accounts receivable and prepaid expenses and other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable, current deferred revenue and accrued expenses and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The Company estimated fair values of short-term receivables and payables using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Non-current assets and non-current liabilities: Non-current prepayments for property and equipments is a financial asset with carrying value that approximate fair value due to the change in fair value, after considering the discount rate, being immaterial. Non-current deferred revenue is a financial liability with carrying value that approximate fair value due to the change in fair value, after considering the discount rate, being immaterial. The Company estimated fair values of non-current assets and non-current liabilities using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Accounts Receivable, net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, net
Accounts Receivable, net

6.              Accounts Receivable, net

The following summarized the Group’s accounts receivable, net as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012
	RMB	RMB

Accounts receivable	16,294	40,212
Less: Allowance for doubtful accounts	—	(110)
Accounts receivable, net	16,294	40,102

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

7.              Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Prepaid expenses	3,488	30,523
Advances to employees	2,112	7,479
Interest receivables	2,914	2,863
Rental and other deposits	3,179	3,268
Others	1,234	450
	12,927	44,583

Property and Equipment, net	12 Months Ended
Dec. 31, 2012
Property and Equipment, net
Property and Equipment, net

8.              Property and Equipment, net

Property and equipment, net, consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Computer and software	41,121	46,339
Furniture, fixtures and other equipment	2,594	2,799
Motor vehicles	407	407
Leasehold improvements	2,367	2,367
	46,489	51,912
Less: accumulated depreciation and amortization	(18,890)	(29,481)
Property and equipment, net	27,599	22,431

For the years ended December 31, 2010, 2011 and 2012, depreciation and amortization expenses for the property and equipment amount to RMB3,939, RMB9,830 and RMB13,264, respectively.

Business Combination	12 Months Ended
Dec. 31, 2012
Business Combination
Business Combination

9.              Business Combination

In order to further expand its online business, on December 10, 2012, the Group acquired certain assets associated with the website of www.juedui100.com and www.juedui100.com.cn from Beijing Juedui 100 Network Technology Co., Ltd. (the “Juedui 100”) which operates an online platform for providing online dating services. Pursuant to the acquisition agreements, the total purchase consideration was RMB5,500 in cash. In accordance with the relevant accounting guidance, the acquired assets should be considered a business as the assets include both inputs and processes.

The Group accounted for the acquisition as a business combination and the fair value of the assets acquired by the Group was evaluated on the acquisition date. The recognized amounts of the identifiable assets were as follows:

As of December 10, 2012
RMB

Identifiable intangible assets:
Brand name	2,141
Customer relationships	1,637
Source code	933
Identifiable assets acquired	4,711
Goodwill	789
Cash consideration	5,500

The excess of purchase price over identifiable assets acquired was recorded as goodwill, and attributed to the Group’s online services segment. Goodwill primarily represents the expected synergies from combining the online platform operations of the Group with the business acquired, which are expected to be complementary to each other. Goodwill is not deductible for tax purposes.

The acquired identifiable intangible assets were valued by various approaches, including the income approach and the cost approach, as appropriate. The Group engaged independent valuation specialists to assist them in determining the fair value of the identifiable intangible assets.

Acquisition-related costs incurred for the acquisition were not material and have been expensed as incurred in general and administrative expenses.

Prior to the acquisition, Juedui100 did not prepare its financial statements in accordance with U.S. GAAP and there was no standalone financial information available for the acquired business. Accordingly, the Group did not present the pro forma financial information with respect to the results of operations of the acquired business considering the financial impact of the acquired business was not material.

Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net
Intangible assets, net

10.       Intangible assets, net

The following table summarizes the Company’s intangible assets, net:

As of December 31,
2012
RMB

Brand name	2,141
Customer relationships	1,637
Source code	933
4,711
Less: accumulated amortization	(142)
Intangible assets, net	4,569

For the years ended December 31, 2012, amortization expenses for the above intangible assets amounted to RMB142.

As of December 31, 2012, amortization expenses for future periods are estimated as follows:

For the year ended December 31,	Amortization expenses
RMB
2013	635
2014	635
2015	635
2016	635
2017	580
Thereafter	1,449
Total	4,569

During the year ended December 31, 2012, no impairment of intangible assets was recognized by the Group.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
Goodwill

11.       Goodwill

Goodwill is attributable to the Group’s online services segment under which significant synergies are expected to arise after the Group’s acquisition. The changes in the carrying value of goodwill by segment are as follows:

Online Services
RMB

Balance as of December 31, 2011	—
Additions (Note 9)	789
Balance as of December 31, 2012	789

In 2012, the Company performed goodwill impairment test and concluded that no impairment should be recognized as of December 31, 2012. No reasonable change to the assumptions would lead to an impairment charge.

Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

12.       Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Accrued salaries and welfare	10,216	10,031
Accrued advertising expenses	7,447	2,386
Accrued network support expenses	176	551
Business and other tax payable	2,549	2,800
Professional and other service fees	6,166	3,661
Others	2,263	4,029
	28,817	23,458

Taxation	12 Months Ended
Dec. 31, 2012
Taxation
Taxation

13.       Taxation

a)        Business Tax, Value Added Tax and Surcharges

The Group’s PRC operations are subject to PRC business tax (“Business Tax”) and surcharges at rates ranging from 0% to 8.60%, depending on the nature of the service revenue and the geographical region. Business Tax and surcharges is calculated by multiplying the applicable tax rate by gross revenue, and is recognized when the revenue is recognized. The Group recognized RMB10,246, RMB12,176 and RMB14,242 of business tax and surcharges, as a reduction of revenues, for the years ended December 31, 2010, 2011 and 2012, respectively.

Effective January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to Value Added Tax (“VAT”) Transformation Pilot Program (the “Pilot Program”) for certain industries in eight regions, including Beijing and Shanghai. VAT payable on goods sold or taxable labor services provided by a general VAT taxpayer for a taxable period is the net balance of the output VAT for the period after crediting the input VAT for the period. Hence, the amount of VAT payable does not result directly from output VAT generated from goods sold or taxable labor services provided.

With the adoption of the Pilot Program, Shanghai Miyuan, Beijing Miyuan and Beijing Aizhenxin ceased to be subject to Business Tax. Shanghai Miyuan is subject to VAT at a rate of 3% starting from January 2012. Beijing Miyuan and Beijing Aizhenxin are subject to VAT at a rate of 3% starting from September 2012. Jiayuan Shanghai Center and Shanghai HQS continued to be subject to Business Tax.

b)        Income tax

The Cayman Islands and the British Virgin Islands

Under the common tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Under the current laws of the British Virgin Islands, BVI Company is a tax-exempted company.

Hong Kong

Jiayuan Hong Kong is not subject to Hong Kong profits tax on foreign-sourced income, dividends and capital gains. As an entity incorporated in Hong Kong, Jiayuan Hong Kong was subject to 16.5% income tax for the years ended December 31, 2010, 2011 and 2012 on its taxable profits generated from operations in Hong Kong. Payment of dividends is not subject to withholding tax in Hong Kong.

The PRC

The Company’s subsidiaries and VIEs in China are governed by the Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008. Pursuant to the EIT Law and its implementation rules, enterprises in China are generally subjected to tax at a statutory rate of 25%. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%, and qualified software enterprises can enjoy an income tax exemption for two years beginning with their first profitable year and a 50% tax reduction to the applicable tax rate for the subsequent three years.

The Group’s PRC entities accrued for corporate income tax as follows:

·                  Shanghai Miyuan was subject to 25% EIT in 2010. In 2011, Shanghai Miyuan was qualified as software enterprise under which it is entitled to income tax exemption for the fiscal years 2011 and 2012 and a preferential tax rate of 12.5% from fiscal years 2013 through 2015.

·                  For 2010 to 2012, Shanghai HQS accrued the EIT at a tax rate of 15% as a result of HNTE status.

·                  Beijing HQS, Xique, Beijing Aizhenxin and Jiayuan Shanghai Center were subject to 25% EIT for 2010 to 2012.

In addition, under the New EIT Law, effective from January 1, 2008, dividends, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise are subject to withholding tax of 10%, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding tax. The withholding tax rate is 5% for the parent company incorporated in certain qualified jurisdictions if the parent company is the beneficial owner of the dividend and approved by the PRC tax authority to enjoy the preferential tax benefit. This withholding tax regulation imposed on the dividend income received from the Group’s PRC subsidiaries reduces the Group’s net income. On February 22, 2008, the Ministry of Finance and State Tax Bureau jointly issued a circular which stated that for foreign invested enterprises, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The EIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC would be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementation Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on an assessment of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should the Company and its overseas subsidiaries be treated as a resident enterprise for PRC tax purposes, they will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

The Company’s subsidiaries have not declared any dividend to the parent company and have determined that it has no present plan to declare and pay any dividends. The Group currently plans to continue to reinvest its subsidiaries’ undistributed earnings, if any, in its operations in China indefinitely. Accordingly, no withholding income tax was accrued and required to be accrued as of December 31, 2011 and 2012. The undistributed earnings from the Group’s PRC entities as of December 31, 2011 and 2012 amounted to RMB64,519 and RMB140,527, respectively. An estimated foreign withholding taxes of RMB6,452 and RMB14,053 would be due if these earnings were remitted as dividends as of December 31, 2011 and 2012, respectively.

Composition of income tax expenses

The current and deferred portions of income tax expenses included in the Group’s consolidated statements of comprehensive (loss)/income are as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current tax expenses	11,242	19,921	8,753
Deferred taxation	(1,231)	(1,814)	474
Income tax expenses	10,011	18,107	9,227

Reconciliation of the differences between the PRC statutory EIT rate of 25% and the Group’s effective tax rate is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Statutory EIT rate	25.0%	25.0%	25.0%
Effect of non-deductible expenses	9.8%	10.5%	4.9%
Effect of lower tax rates in other jurisdictions	—	(2.4)%	0.3%
Effect of change in tax rate	1.5%	—	—
Effect of preferential tax treatments	(9.1)%	(12.6)%	(19.2)%
Tax incentives for research and development expenses (i)	—	—	(3.1)%
Changes in valuation allowance:	10.3%	12.2%	5.6%
- Unrecognized tax losses	0.6%	2.8%	1.7%
- Accrued salaries and other expenses	(3.7)%	0.1%	0.2%
- Advertising expenses	13.4%	9.3%	3.7%
Effective income tax rate	37.5%	32.7%	13.5%

(i) The Group obtained a tax incentive relating to research and development expense of one of its VIEs in the PRC. Under such tax incentive rule, the Group may claim an additional tax deduction amounting to 50% of the research and development expenses incurred in a year.

The effect of the preferential tax treatments available to the Group is as follows. No period prior to January 1, 2010 was eligible for preferential tax treatment.

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Preferential tax treatments impact to net income to ordinary shareholders	6,973	6,972	15,201
Per share effect, basic	0.26	0.18	0.33
Per share effect, diluted	0.26	0.16	0.32

Deferred tax

Deferred taxes are measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of December 31,
	2011	2012
	RMB	RMB

Deferred tax assets, current
Net operating loss carry forwards	2,094	3,050
Accrued salaries and other expenses	3,189	2,432
Advertising expenses	11,414	13,947
Government subsidies	—	457
Total: deferred tax assets, current	16,697	19,886
Deferred tax assets, non-current	—	—
Total: deferred tax assets	16,697	19,886
Less: valuation allowance
Net operating loss carry forwards	(2,094)	(3,050)
Accrued salaries and other expenses	(144)	(318)
Advertising expenses	(11,414)	(13,947)
Total: valuation allowance	(13,652)	(17,315)
Net deferred tax assets	3,045	2,571

The Group had net operating loss carry forwards from certain subsidiaries, VIEs and VIE’s subsidiaries amounting to RMB12,136 as of December 31, 2012, of which RMB1,983 will expire on December 31, 2015, RMB6,392 will expire on December 31, 2016 and RMB3,522 will expire on December 31, 2017.

The Group evaluates a variety of factors in determining the amount of the valuation allowance, including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

In addition, pursuant to the New EIT Law, the deductible advertising expenses should be no more than 15% of the revenues as determined under PRC GAAP and the excess amount could be carried forward to the following years. The Group expects that the advertising expenses in each year will be over the 15% limit and the related deferred tax asset is not realizable in the foreseeable future, accordingly, full valuation allowance is provided. The following table shows the movements of valuation allowance for the years presented:

	Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Balance at beginning of the year	(5,786)	(6,755)	(13,652)
Provision for the year	(969)	(6,897)	(3,663)
Balance at end of the year	(6,755)	(13,652)	(17,315)

Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2012
Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares

14.       Redeemable Convertible Preferred Shares

On April 16, 2007, certain investors agreed to purchase 9,566,667 Series A Preferred Shares issued by the BVI Company at a price of US$1.045 per share for total proceeds of US$10,000.

The Company determined that the Series A Preferred Shares should not be classified as liabilities but rather as temporary equity since the Series A Preferred Shares are only contingently redeemable at the option of the holders any time after the fifth anniversary of the issuance date. If the Company completes an IPO prior to May 14, 2012, the Series A Preferred Shares would be automatically converted on a one to one basis, as adjusted for share splits, share dividends, recapitalization and similar transactions.

Additionally, it had been determined that conversion and redemption features embedded in the redeemable convertible preferred shares did not require bifurcation and derivative accounting since the embedded features did not permit or require net settlement and therefore did not meet the definition of a derivative. Since the conversion price of the redeemable convertible preferred shares exceeded the fair value of the Company’s ordinary shares on the date of issuance of the Series A Preferred Shares, no portion of the proceeds from the issuance was accounted for as attributable to the conversion feature.

According to the terms of the Series A Preferred Shares agreement, the holders of the Series A Preferred Shares are entitled to receive cumulative dividends in preference to any dividends on the ordinary shares at a rate equal to, the greater of (i) 10% of the purchase price per annum (as adjusted for any shares splits, share dividends, recapitalizations or similar transactions), and (ii) the dividends that would be paid to ordinary shares into which the Series A Preferred Shares could be converted, provided that the dividends shall be payable only when, and as declared by the Board of Directors. All accrued but unpaid dividends shall be paid in cash when and as such cash becomes legally available to the holders of Series A Preferred Shares immediately prior to the closing of a Qualified IPO, which is defined as an underwritten public offering and listing of the ordinary shares of the Company where the price per share equals or exceeds four times the Series A Preferred Shares original issue price with an aggregate gross proceeds to the Company equal to or exceeding US$50,000. On April 19, 2011, holders of the Series A Preferred Shares agreed to delay the exercise of their rights to receive cash dividends prior to the closing of a Qualified IPO to 30 days after the closing of a Qualified IPO.

Upon the closing of the Company’s IPO on May 16, 2011, all of the Series A Preferred Shares were converted into ordinary shares on a one to one basis and cumulative dividends amounting to RMB 25,944 were distributed to the holders of the Series A Preferred Shares in June 2011.

The following table sets forth the changes of redeemable convertible preferred shares for the years ended December 31, 2010 and 2011:

	As of December 31,
	2010	2011
	RMB	RMB

Beginning balance	87,694	93,559
Add: Accretion of redemption feature	8,960	3,222
Less: Translation gain related to the preferred shares	(2,825)	(1,635)
Conversion of convertible redeemable preferred shares into ordinary shares	—	(95,146)
Ending balance	93,559	—

Ordinary Shares and Treasury Shares	12 Months Ended
Dec. 31, 2012
Ordinary Shares and Treasury Shares
Ordinary Shares and Treasury Shares

15.       Ordinary Shares and Treasury Shares

As of December 31, 2012, the Company was authorized to issue 100,000,000 ordinary shares, at par value of US$0.001 per share, and 47,489,394 and 48,130,944 ordinary shares were issued as of December 31, 2011 and 2012, respectively.

As of December 31, 2012, 421,358 ordinary shares were issued to a depository and the Company allowed the depository to issue ADS upon the exercise of options granted pursuant to the 2007 Share Incentive Plan (the “Plan”). These ordinary shares were included in issued and outstanding shares on the Group’s balance sheet and statement of changes in shareholders’ (deficit)/equity  as of and for the year ended December 31, 2012 although these shares and the related ADS were not issued to any option holders.

In December 2011, the Board of Directors of the Company authorized a share repurchase plan, pursuant to which the Company was authorized to repurchase its own issued and outstanding ADSs up to an aggregate value of US$10,000 from the open market from time to time within one year. In December 2012, the Board of Directors approved another US$10,000 share repurchase plan to authorize the Company to repurchase its own issued and outstanding ADSs from the open market from time to time within one year. The share repurchase plans do not require the Company to acquire a specific number of shares.

During the year ended December 31, 2012, the Company repurchased approximately 2,004,526 ADSs for total consideration of approximately US$10,076 from the open market. The ordinary shares representing the repurchased ADS are recorded as treasury shares at purchase cost at the time of repurchase. In 2012, 258,450 ordinary shares were cancelled. The Company recognized the difference between the repurchase costs and the par value in additional paid-in capital. The remaining 2,748,339 ordinary shares which were repurchased but not cancelled were recorded as treasury shares at purchase cost at the time of repurchase.

Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Share-based Compensation

16.       Share-based Compensation

a)                 Share Incentive Plan

On May 14, 2007, the Board of Directors of the BVI Company approved the Plan, which provides for the issuance of options to purchase up to 2,960,606 ordinary shares, to any qualified persons, as determined by the Board of Directors of the BVI Company. On December 8, 2010, the Board of Directors of the Company passed a resolution to increase the total number of ordinary shares reserved under the Plan to 5,233,920 ordinary shares.

On June 15, 2012, the shareholders passed a resolution to increase the maximum aggregate number of ordinary shares that may be delivered pursuant to awards granted to eligible persons under the Plan by 2,400,000 ordinary shares, from 5,233,920 ordinary shares to 7,633,920 ordinary shares, and amended the Plan to allow the administrator of the Plan to have additional flexibility to re-price awards granted under this Plan, including the re-pricing of “underwater” share options, without shareholder approval.

As stipulated in the share option agreements, the awards granted shall vest in accordance with one of the following conditions: (1) over a four-year service period, with 25% of the options to vest on the first anniversary of the date of grant, and the remaining 75% of the options to vest on a pro-rata basis of the calendar quarter-end of each of the 12 quarters after the first anniversary of the date of grant; or (2) over a four-year service period, with 25% of the options to vest on the date of IPO, and the remaining 75% of the options to vest on a pro-rata basis on the calendar quarter-end of each of the 12 quarters following the date of IPO; or (3) 100% upon the date of IPO.

On July 12, 2012, the Board of Directors of the Company approved to amend certain option awards granted by the Company to a director and certain employees of the Company during the period from December 2010 to July 2011. A total of 546,000 share options granted at the original exercise prices of $5.00 to $7.44 per share were cancelled and replaced by a total of 255,453 share options with an exercise price of $3.227 per share, the then fair value of the ordinary share on the modification date.

Such modification was accounted for pursuant to ASC 718 under US GAAP. The incremental fair value before and after the modification was recognized as follows: (a) for vested options, the incremental share-based compensation expenses are recognized immediately; (b) For non-vested options, the incremental share-based compensation expenses are recognized in the statement of comprehensive income over the remaining vesting period.

As the Company reduced the exercise price while granting less share options to replace the cancelled ones, the total incremental fair value for the modification was immaterial.

The Company’s share option activities for the years ended December 31, 2010, 2011 and 2012 are summarized below:

	Share options outstanding
	Share options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Weighted average grant date fair value
		US$		US$
Balances outstanding at January 1, 2010	2,424,400	0.96	5.04	0.46
Granted	866,500	2.99		2.67
Forfeited	(69,100)	1.06		0.41
Balances outstanding at December 31, 2010	3,221,800	1.50	4.50	1.05
Granted	1,699,813	5.24		2.67
Exercised	(164,841)	1.10		1.05
Forfeited	(374,136)	3.79		2.31
Balances outstanding at December 31, 2011	4,382,636	2.78	4.23	1.57
Granted	2,410,000	3.35		1.26
Exercised	(913,801)	1.05		0.90
Modified	(290,547)	3.23		1.06
Forfeited	(1,169,906)	4.35		1.95
Expired	(50,000)	0.30		0.02
Balances outstanding at December 31, 2012	4,368,382	2.69	4.34	1.30

Exercisable at December 31, 2010	713,892	1.08	4.69	0.51
Exercisable at December 31, 2011	1,716,844	1.15	3.16	1.09
Exercisable at December 31, 2012	1,353,698	1.40	2.39	1.24

As of December 31, 2012, the intrinsic value of outstanding and exercisable share options was US$4,662 and US$3,170, respectively, which is calculated as the difference between the Company’s closing stock price as of December 31, 2012 and the exercise price of the share options.

For the year ended December 31, 2011 and 2012, the total intrinsic value of options exercised was US$612 and US$2,172, respectively.

The fair value of each option at the grant date was estimated using the Binominal Option Pricing Model by the Company with assistance from independent valuation specialists.

The following table summarizes the assumptions used to estimate the fair values of the share options granted in the years presented:

	For the year ended December 31,
	2010	2011	2012

Risk-free interest rate	3.04%-3.18%	1.18%-2.64%	1.30%-2.25%
Exercise multiple	2.80	2.80	2.80
Expected forfeiture rate	5%	5%	5%
Contractual life of option	6 years	6 years	6 years
Expected volatility	36.74%-38.96%	33.98%-39.39%	38.00%-38.88%
Dividend yield	—	—	—

The risk-free interest rate was based on the market yield of US$ denominated China International Government Bonds with maturity terms equal to the contractual life of option. The exercise multiple is calculated as the ratio of fair value of stock over the exercise price as at the time the share option is exercised and estimated based on an empirical research study regarding the early exercise behaviour of employees with share options. Expected forfeiture rate was estimated based on annual staff turnover for periods after June 2007. Pursuant to the Plan, the contractual life of the share options is 6 years. The expected volatility was estimated based on the price volatility of the shares of comparable companies in the internet media business because the Company was not a public company at the grant dates prior to May 11, 2011 and was a public company for a short period of time at the grant dates after May 11, 2011, and therefore did not have data to calculate expected volatility of the price of the underlying ordinary shares over the contractual life of option. No dividends were assumed in the estimation considering the Company has no history or expectation of paying dividends on its common shares.

The total fair value of equity awards vested during the year ended December 31, 2010, 2011 and 2012 were RMB1,765, RMB22,759 and RMB4,246, respectively.

For the years ended December 31, 2010, 2011 and 2012, the Group recorded share-based compensation of RMB6,070, RMB12,675 and RMB10,891, respectively, using graded-vesting method, for the options granted with service conditions.

For the year ended December 31, 2010, the Group did not recognize any share-based compensation for the options granted with performance conditions as the vesting of the performance condition awards is contingent upon IPO which is not considered probable until the event happens. Upon the closing of the Company’s IPO on May 16, 2011, share options to purchase a total of 602,183 shares which were granted to several employees and non-employees were fully vested. Accordingly, the Group recorded IPO related share-based compensation expenses of RMB17,534 for the year ended December 31, 2011.

As of December 31, 2012, total amount of unrecognized compensation costs relating to non-vested share options granted by the Company amounted to RMB16,603. These unrecognized compensation costs are expected to be recognized over a weighted average period of 1.02 years.

b)                 Founder’s Shares

On December 16, 2009, pursuant to an agreement entered into by Ms. Haiyan Gong and the chief operating officer (“COO”) of the Company (“Founder’s Share Agreement”), the COO was granted 398,000 options for the BVI Company’s ordinary shares (the “Founder’s Shares”) held by Aprilsky Ltd., a company ultimately owned by Ms. Haiyan Gong. The awards have an exercise price of US$1.256 and shall vest over a four year period, with 50% of the options to vest on the second anniversary and 50% of the options to vest on the fourth anniversary of the Founder’s Share Agreement signing date, subject to the employee’s continued service with the Company.

The Company recognized these awards as employee share-based compensation awards in accordance with the applicable guidance, and measured the fair value of the awards on the grant date. Compensation expense was recognized over the requisite service period using the graded vesting method.

Share-based compensation expenses related to the Founder’s Shares of RMB893, RMB333 and RMB92 were recognized in general and administrative expenses in the consolidated statements of comprehensive (loss)/income for the year ended December 31, 2010, 2011 and 2012, respectively.

In July 2012, upon the termination of employment of the COO, the unexercised options were forfeited and the recognized compensation cost was reversed.

c)                  Restricted Shares

In March and December 2012, the Company granted 232,500 and 49,040 restricted shares (the “Restricted Shares”), respectively, to certain key employees of the Company. These Restricted Shares shall vest over a four-year service period, with 25% of the Restricted Shares subject to vest on the first anniversary of the date of grant and the remaining 75% subject to vest in twelve quarterly installments.

The Company’s Restricted Shares’ activities for the year ended December 31, 2012 are summarized below:

	Restricted Shares outstanding
	Restricted Shares	Weighted average remaining contractual life (in years)

Balances outstanding at January 1, 2012
Granted	281,540	5.34
Balances outstanding at December 31, 2012	281,540	5.34

The Restricted Shares will start to vest during the year ending December 31, 2013.

For the year ended December 31, 2012, the Group recorded share-based compensation of RMB2,380 related to the Restricted Shares using the graded-vesting method.

As of December 31, 2012, unrecognized compensation expenses relating to the non-vested Restricted Shares amounted to RMB3,431. These expenses are expected to be recognized over a weighted average period of 1.06 years.

Net (Loss)/Income Per Share	12 Months Ended
Dec. 31, 2012
Net (Loss)/Income Per Share
Net (Loss)/Income Per Share

17.       Net (Loss)/Income Per Share

Basic and diluted net (loss)/income per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Numerator:
Net income attribute to Jiayuan.com International Ltd.	16,717	37,243	58,937
Accretion of Series A Preferred Shares	(8,690)	(3,222)	—
Income allocated to participating preferred shareholders	(16,717)	(12,681)	—
Numerator for basic and diluted net (loss)/income per share	(8,690)	21,340	58,937

Denominator:
Weighted average number of ordinary shares outstanding—basic	27,272,727	39,647,790	46,297,314
Dilutive effect of share options	—	2,737,043	1,445,784
Weighted average number of ordinary shares outstanding—diluted	27,272,727	42,384,833	47,743,098
Basic net (loss)/income per share	(0.32)	0.54	1.27
Diluted net (loss)/income per share	(0.32)	0.50	1.23

Net income attributable to Jiayuan.com International Ltd. for the year ended December 31, 2010 and 2011 has been allocated to the ordinary shares and preferred shares based on their respective rights to shares in dividends.

As of December 31, 2012, 421,358 ordinary shares were issued to a depository and the Company allowed the depository to issue ADS upon the exercise of options granted pursuant to the Plan. These shares were not issued to any option holders. Accordingly, the Group did not include these 421,358 ordinary shares in the calculation of basic and diluted net income per share for the year ended December 31, 2012 as these shares are not considered outstanding for net income per share calculation purposes.

The potential dilutive Series A Preferred Shares and share options were excluded from the calculation of diluted net loss per share for the year ended December 31, 2010 as their inclusion would be anti-dilutive.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

18.       Commitments and Contingencies

a)                 Operating lease commitments

Future minimum payments under non-cancellable operating leases with initial terms in excess of one year consist of the following at December 31, 2012:

Amount
RMB

Year ending December 31,
2013	5,136
2014	2,199
2015	1,398
2016	72
2017 and thereafter	—
Total	8,805

For the years ended December 31, 2010, 2011 and 2012, total rental expenses amounted to approximately RMB4,932, RMB5,257 and RMB6,387, respectively.

The Group did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2012.

b)                 Contingencies

The Group is not currently a party to, nor is aware of, any legal proceeding, investigation or claim which is likely to have a material adverse effect on the Group’s business, financial condition, results of operations, or cash flows. The Group did not record any legal contingencies as of December 31, 2012.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

19.       Related Party Transactions

The table below sets forth the related parties and their relationships with the Group:

Related Party	Relationship with the Group
Ms. Haiyan Gong	Nominee shareholder of the VIEs, non-executive co-chairman of the Board of Directors, and the Company’s shareholder.

During the years presented in the financial statements, there were no significant related party transactions except for the following:

In December 24, 2012, the Group entered into a consultancy agreement with Ms. Haiyan Gong, under which Ms. Haiyan Gong agreed to provide, among other things, certain consultant services for a term of three years effective from January 1, 2013 and would receive a monthly fee of RMB49.

As of December 31, 2010, the amounts due from/to a related party were as follows:

December 31,
2010
RMB

Ms. Haiyan Gong:
Receivables from	1,000
Payables to	993

On November 11, 2010, the Group advanced RMB1,000 with interest free to Ms. Haiyan Gong, which matures on November 11, 2011, with an automatic one-year extension at each maturity date. Ms. Haiyan Gong repaid the outstanding amount due under this advance in January 2011.

On November 11, 2010, the Group borrowed US$150 from Ms. Haiyan Gong in connection with the establishment of Beijing Miyuan. The amount is interest-free and repayable on November 11, 2011, with an automatic one-year extension at each maturity date. The Group repaid the outstanding amount due under this borrowing in May 2011.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

20.       Segment Information

In accordance with relevant US GAAP guidance, the reportable segments represent the Group’s operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker (“CODM”) to assess performance and to allocate resources. In identifying its reportable segments, the Group also considers the nature of services provided by its operating segments. The Group’s CODM has been identified as the Board of Directors (“BOD”), who review the consolidated and segment results when making decisions about allocation of resources and assessing performance of the Group.

Management has determined that the Group operates in three reportable segments which are online services, events and VIP services and other services during the years presented. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, and gross profit. The CODM does not review operating expenses or balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM. Information for net revenues, cost of revenues and gross profit by segment is as follows:

For the year ended December 31, 2010

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	134,062	26,265	7,262	167,589
Cost of revenues	(40,228)	(18,787)	(2,034)	(61,049)
Gross profit	93,834	7,478	5,228	106,540

For the year ended December 31, 2011

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	277,186	51,235	2,820	331,241
Cost of revenues	(73,427)	(26,183)	(5,204)	(104,814)
Gross profit/(loss)	203,759	25,052	(2,384)	226,427

For the year ended December 31, 2012

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	362,492	47,418	893	410,803
Cost of revenues	(117,830)	(25,388)	(467)	(143,685)
Gross profit	244,662	22,030	426	267,118

The Group primarily operates in the PRC, accordingly, no geographical information is presented.

Restricted Net Assets	12 Months Ended
Dec. 31, 2012
Restricted Net Assets
Restricted Net Assets

21.       Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, VIEs and VIE’s subsidiary in China only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries, VIEs and VIE subsidiary in China are required to make certain appropriation of net after-tax profits or increase in net assets to the statutory surplus fund (see Note 3(s)) prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the Company’s subsidiaries, VIEs and VIE’s subsidiary in China are restricted in their ability to transfer their net assets to the Company in terms of cash dividends, loans or advances, which restricted portion amounted to approximately RMB27,890 and RMB30,364 as of December 31, 2011 and 2012, respectively. As of December 31, 2011 and 2012, the retained earnings balance of the Group’s PRC entities after appropriation to statutory reserves, as determined under PRC GAAP, was RMB64,519 and RMB140,527, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries or VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from the Company’s subsidiaries, VIEs and VIE’s subsidiary in China due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends to make distributions to shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Company’s subsidiaries, VIEs and VIE’s subsidiary to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and VIE’s subsidiary (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to the Financial Statements” and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2012.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

22.       Subsequent Events

a) In March 2013, the Group completed the acquisiton of new office space with the total consideration amounted to RMB76,489.

b) During the period from January 2, 2013 to April 26, 2013, the Company repurchased approximately 233,907 ADSs with total consideration of approximately US$1,287 from the open market. The ordinary shares representing the repurchased ADS are recorded as treasury shares at purchase cost at the time of repurchase.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of presentation and consolidation

a)             Basis of presentation and consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation. The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The First Reorganization, the Second Reorganization and transfer of contractual agreements signed with Beijing Huaqianshu, Xique and their respective shareholders from Beijing Miyuan to Shanghai Miyuan, as described in Note 1, has been accounted for as reorganizations of businesses under common control in a manner similar to a pooling of interests as all entities were under common control before and after the reorganizations. The accompanying consolidated statements of comprehensive (loss)/income and consolidated statements of cash flows include the results of operations and cash flows of the Group as if the current group structure had been in existence throughout the years ended December 31, 2010, 2011 and 2012, or since their respective dates of incorporation. The accompanying consolidated balance sheets have been prepared to present the financial position of the Group as of December 31, 2011 and 2012 as if the current group structure had been in existence as of these dates.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, has controlling financial interest of the entity. The Company or its subsidiary is considered to be the primary beneficiary if the Company or its subsidiary has the power to direct the activities that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to Shanghai HQS, Beijing HQS, Xique, Beijing Aizhenxin and Jiayuan Shanghai Center’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

There are no entities where the Company has variable interest but is not the primary beneficiary.

Use of estimates

b)             Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of the assets, liabilities, revenues and expenses, and the related disclosure of contingent assets and liabilities. Actual results may differ from those estimates.

Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include the useful lives of property and equipment and intangible assets, impairment assessment for property and equipment, intangible assets and goodwill, allowance for doubtful accounts, valuation allowance of deferred tax assets, relative values of revenue elements of service packages and customer loyalty points, estimation of payments collected by wireless value-added services (“WVAS”) partners and determination of share-based compensation expenses. In addition, the Group uses assumptions in the valuation model to estimate the fair value of share options granted and modified and Series A Preferred Shares issued. The Group bases its estimates of the carrying value of certain assets and liabilities on the historical experience and on other various factors that it believes to be reasonable under the circumstances, when the carrying values are not readily available from other sources.

Convenience translation

c)              Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive (loss)/income and consolidated statements of cash flows from Renminbi (“RMB”) into United States dollars (“US$”) as of and for the year ended December 31, 2012 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2301, representing the rate as certified by the H.10 weekly statistical release of Federal Reserve Board on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

Cash and cash equivalents

d)             Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Term deposits

e)              Term deposits

Term deposits represent time deposits placed with banks. Deposits with original maturities of one year or less are reported as current assets while deposits with original maturities of more than one year are reported as non-current assets. Interest earned is recorded as interest income in the consolidated statements of comprehensive (loss)/income during the periods presented.

Available-for-sale securities

f)               Available-for-sale securities

Investment in financial instruments with variable interest rates indexed to the performance of underlying assets are classified as available-for-sale securities. Available-for-sale securities are measured at fair value at the date of initial recognition and subsequently carried at fair value. To estimate fair value, the Group refers to the quoted rate of return provided by banks at the end of each reporting period. Changes in fair value are reflected in the consolidated statement of comprehensive (loss)/income. Dividend, interest income and realized gains and losses upon sale of the available-for-sale securities are recognized as other income.

Accounts receivable and allowance for doubtful accounts

g)             Accounts receivable and allowance for doubtful accounts

Accounts receivable mainly represents the amounts due from WVAS partners with whom the Group has entered into agreements for users to purchase the services of the Group. An allowance for doubtful debts is provided based on an ageing analysis of accounts receivable balances, historical bad debt rates, repayment patterns and credit analysis. The Group also makes a specific allowance if there is evidence showing that the receivable is likely to be irrecoverable, and assesses the probability of recovery on an annual basis. Accounts receivable in the consolidated balance sheet were stated net of such provisions. The allowance for doubtful accounts was RMB110 for the year ended December 31, 2012 and there was no allowance for doubtful accounts for 2011 and 2010.

Property and equipment

h)             Property and equipment

Property and equipment is stated at cost less accumulated depreciation and impairment. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Estimated useful lives
Computer and software	3 years
Furniture, fixture and other equipment	3 years
Motor vehicles	4 years
Leasehold improvements	Shorter of lease term or estimated useful lives of assets

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. Gains and losses from the disposal of property and equipment are included in income from operations.

Goodwill

i)                Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s business combinations.

In accordance with FASB guidance for goodwill and other intangible assets, goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value reporting unit over the amount assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value goodwill over the implied fair value of goodwill.

The Group did not incur any impairment loss on goodwill during any of the periods presented.

Intangible assets

j)                Intangible assets

Intangible assets consist of acquired intangible assets with finite lives as a result of the Group’s business combination (Note 9), and are carried at cost less accumulated amortization. Amortization is computed using the straight-line method over the following estimated useful lives of the intangible assets:

Estimated useful lives
Brand name	10 years
Customer relationships	5 years
Source code	10 years

Impairment of long-lived assets and intangible assets

k)             Impairment of long-lived assetsand intangible assets

The carrying amount of long-lived assets and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the long-lived assets and intangible assets by comparing the carrying amount of assets to the estimated future undiscounted cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets or intangible assets was recognized for any of the periods presented.

Revenue recognition and deferred revenue

l)                Revenue recognition and deferred revenue

Revenue is recognized when persuasive evidence of an arrangement exists, service has been rendered, the price is fixed or determinable and collection is reasonably assured. Revenue is deferred until these criteria are met as described below.

Revenues presented in the consolidated statement of comprehensive (loss)/income include revenues from online services, events and VIP services and other services.

Online services revenue

The Group offers two types of online services through its online platforms, including message exchanging services and value-added services. Users prepay for virtual currencies that can be used as consideration for the Group’s online services. The Group charges for message exchanging services when one registered user initiates contact with another registered user via the Group’s online platform, and either the sender or recipient may pay for the service. Subsequently, the Group does not charge for any message exchanges between the same two users. Based on the Group’s historical data, the exchange between two users on its online platform typically lasted only a few days. The Group believes that users place the most value on the initial connection, and that users are interested in further interactions after exchanging personal contact information to communicate with each other directly. The Group also offers value-added online services, including sending virtual gifts, improved search rankings and online chatting.

The Group has adopted two primary fee models for the online services: a pay-per-use model and a periodic subscription model. Online services offered under the pay-per-use model includes message sending or receiving, sending virtual gifts and improved search rankings for the duration of one day. As the Group provides these services within a short period of time, revenue is recognized when the virtual currencies are used and services are rendered. If the communication patterns of the users change, the timing of the Group’s revenue recognition for these services may be impacted and revenue may be deferred and recognized over a longer period. The Group’s virtual currencies purchased by users that have yet to be used are initially recorded as deferred revenue.

Under the periodic subscription model, users pay a fixed subscription fee for certain services which are delivered over a predetermined subscription period. Online services offered under the subscription model include sending multiple messages a day, reading unlimited number of messages, improved search rankings for a period longer than a day, unlimited online chatting and premium user subscriptions. Fees for subscription services are collected upfront and initially recognized as deferred revenue, and revenue is recognized proportionately over the applicable subscription periods as services are rendered.

The Group’s virtual currencies can be purchased through the Group’s online platform, where the payment is collected through online payment platforms, or through the Group’s WVAS partners. The Group’s WVAS partners offer payment method by charging services to the customer’s telephone bills, collect payment from the users and remit the cash to the Group after payment is collected. Due to the time lag between when the services are rendered and billing statements are provided by the WVAS partners, revenues from the Group’s virtual currencies sold through such channel is estimated based on the Group’s internal billing records and billing confirmations with the WVAS partners. The Group adjusts its revenue recognition for prior periods’ confirmation rates and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by the WVAS partners. There were no significant difference between the Group’s estimates and the WVAS partners’ billing statements for all the periods presented.

Revenue from virtual currencies sold through the WVAS partners are recognized on a gross basis as the Group is considered the primary obligor in the arrangements. The Group is also responsible for designing, developing and implementing the online services, and bears credit risks associated with uncollectible fees. In addition, the Group determines the price and the WVAS partners earn only a fixed percentage of commission fees. The amounts attributed to the WVAS partners are determined pursuant to the arrangements between the Group and the WVAS partners, and are recognized as costs of revenues. Commission fees paid to the Group’s WVAS partners amounted to RMB13,280, RMB24,970 and RMB49,923 for the years ended December 31, 2010, 2011 and 2012, respectively.

Events and VIP services revenue

The Group earns revenue from organizing and hosting events, including speed-dating, dance parties, and other social events for its users. Speed dating is an organized form of matchmaking that focuses on meeting multiple potential romantic partners over the course of a single event. Tickets are generally sold at the events, and revenue is recognized upon the conclusion of the events when services have been rendered. For certain events where tickets are prepaid by the users, prepaid fees are initially recorded as deferred revenue and revenue is recognized upon the completion of the events. Events services revenue also include the revenue from event sponsorship arrangements whereby third-party companies enter into agreements with the Group to sponsor a particular offline event and the revenue from event sponsorship arrangements are recognized upon the completion of the sponsored event.

The Group also provides customized dating services (the “VIP Services”) to individual users, which generally consist of unlimited access to certain online services, tickets to a number of events, personalized communications, provision of detailed background checks, dating and relationship consultation and advice and search services provided by the Group’s customer service representatives in a specified contractual period. The Group provides various VIP Services throughout the contract period on an as-needed basis. When the Group enters into a customized service contract with an individual user, the Group is unable to determine or estimate the volume of each separate service to be provided to the particular user. Different types of services under such customised bundled contracts are to be provided gradually over the contract period, and as such, the Group accounts for the VIP Services as a single unit of accounting on a contract basis. Payments for VIP Services are collected upfront and initially recorded as deferred revenue, and revenue is recognized ratably over the contract service period.

Contracts for VIP Services may be terminated at any time at the user’s sole discretion during the contractual period. It is the Group’s policy to refund 80% of the contract payment to the user only if termination takes place within the initial seven days. The Group recognizes all deferred revenue remaining, after deducting the cash refund, if any, from the contract at the time of termination.

Other services revenue

Other services revenue mainly represents revenues from online advertising and event sponsorship arrangements. Revenue from online advertising are principally derived from advertising arrangements that allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular period of time. The Group enters into advertising contracts which are signed to establish the fixed price for the advertising arrangements to be provided, and payment is collected upfront and initially recognized as deferred revenue. Revenues from advertising-related arrangements are recognized on a straight-line basis over the contractual period.

Customer loyalty program

m)         Customer loyalty program

Registered users earn loyalty points based on their activities on the Group’s platform and/or purchase of online services, which can be used to redeem online services once a minimum number of points have been accumulated. The Group considers loyalty points awarded for purchase of online services to be part of its revenue generating activities, and such arrangements are considered to have multiple elements. Under the applicable guidance, total consideration is allocated to the purchased services and loyalty points based on the relative selling price of the purchased services and redeemable services. In determining the best estimated selling price of each loyalty point, the Group considered the selling price of the underlying services if they were not redeemed using loyalty points and the average number of loyalty points needed to redeem each type of service. Consideration allocated to the loyalty points is initially recorded as deferred revenue, and revenue is recognized when the points are redeemed and services are rendered. As of December 31, 2012, the loyalty points did not have an expiration date.

For the years ended December 31, 2010, 2011, and 2012, revenue recognized from loyalty points amounted to RMB1,256, RMB358 and nil, respectively. Deferred revenue balance in relation to the customer loyalty program amounted to RMB4,917 as of December 31, 2011 and 2012.

Cost of revenues

n)             Cost of revenues

Cost of revenues primarily consists of network costs, commission fees paid to the WVAS partners for money collection, salaries and wages, depreciation of property and equipment and rental expenses of premises and facilities.

Barter transaction

o)             Barter transaction

The Group enters into cooperative promotional agreements, which represent advertising-for-advertising transactions. Under the applicable guidance, such barter transactions should be recorded at fair value only if the value of advertising surrendered in the transaction is determinable within reasonable limits. The Group does not recognize revenue for such barter transactions since the fair value is not determinable for any of the periods presented.

Share-based compensation

p)             Share-based compensation

The Company grants share options and restricted shares to eligible employees and directors under a share incentive plan. The awards are measured at the grant date fair value and are recognized as an expense using the graded vesting method, net of estimated forfeiture rate. The Company recognizes awards with service condition terms only over the requisite service period, which is generally the vesting period. For awards with performance conditions, such as awards that vested entirely upon the Company’s IPO, share-based compensation is recognized based on the probable outcome of the performance conditions.

The Company also granted share options to non-employees with performance conditions that vested entirely upon the Company’s IPO. Under the applicable guidance, recognition of the fair value of performance condition awards was assessed based on whether the parties can control the performance outcome. If the performance condition of the awards is not within the parties’ control, no cost would be recognized until the grantor believes it is probable the performance condition will be achieved. Accordingly, the fair value of the awards which vested entirely upon the Company’s IPO was recognized upon the completion of the IPO.

Income taxes

q)             Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are accounted for using an asset and liability approach which requires the recognition of income taxes payable or refundable for the current year. Deferred tax liabilities and assets for the future tax consequences of events are also recognized in the Group’s financial statements or tax returns.

Deferred income taxes are determined based on the differences between the financial reporting and tax basis of assets and liabilities and are measured using the currently enacted tax rates and laws. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive (loss)/income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of operations. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2010, 2011 and 2012. As of December 31, 2012, the Group did not have any significant unrecognized uncertain tax positions.

Employee benefit expenses

r)              Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid.

The Group recorded employee benefit expenses of RMB6,630, RMB11,667 and RMB14,005 for the years ended December 31, 2010 and 2011 and 2012, respectively.

Statutory reserves

s)               Statutory reserves

The Group’s subsidiaries, VIEs and VIE’s subsidiary established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as wholly-owned foreign enterprise has to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including general reserve fund, and staff bonus and welfare fund.

The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.

In addition, in accordance with the China Company Laws, the VIEs of the Company registered as China domestic company must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increases the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the year ended December 31, 2010, 2011 and 2012, RMB392, RMB5,400 and RMB3,710 were appropriated to the statutory reserves, respectively.

Research and development costs

t)                Research and development costs

Research and development costs include expenses incurred by the Company to develop, maintain and manage the Company’s platform. These expenses are mainly comprised of salaries, employee benefits and other headcount-related costs associated with the research and development department. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair and maintenance of the existing platforms. Costs incurred in the development phase are capitalized and amortized over the estimated product life.

During the periods presented, the amount of costs qualifying for capitalization was not significant and as a result, the Group expensed all research and development costs as incurred.

Advertising expenses

u)             Advertising expenses

Advertising expenses, which generally reflect the cost of promotions to create or stimulate a positive image of the Group or a desire to obtain the Group’s services, are expensed as incurred. Included in selling and marketing expense are advertising costs of RMB47,999, RMB76,704 and RMB69,966 for the years ended December 31, 2010, 2011 and 2012, respectively.

Operating lease

v)             Operating lease

Leases where substantially all the risks and rewards of ownership of the assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive (loss)/income on a straight line basis over the lease periods.

Government subsidies

w)           Government subsidies

Government subsidies represent discretionary cash subsidies granted by the local government to encourage the development of certain enterprises that are established in the local economic region. The cash subsidies are recognized as other income when there is reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

Foreign currency translation

x)             Foreign currency translation

The Group uses the RMB as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the British Virgin Islands and Hong Kong is the US$, while functional currency of the Group’s other subsidiaries, VIEs and VIE’s subsidiary incorporated and operated in the PRC is the RMB.

In the consolidated financial statements, the financial information of the Company and its subsidiaries which use US$ as their functional currency, has been translated into RMB. Assets and liabilities are translated from each subsidiary’s functional currency at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the year. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive (loss)/income in the consolidated statements of comprehensive (loss)/income for the years presented.

Net (loss)/income per share and per American Depository Share ("ADS")

y)             Net (loss)/income per share and per American Depository Share (“ADS”)

Basic net (loss)/income per share is computed by dividing net (loss)/income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net (loss)/income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted net (loss)/income per share is calculated by dividing net (loss)/income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of non-vested restricted shares and shares issuable upon the exercise of stock options (using the treasury stock method) and the conversion of the Series A Preferred Shares (using the if-converted method) before the conversion into ordinary shares. Ordinary equivalent shares are not included in the denominator of the diluted net loss/income per share calculation when inclusion of such shares would be anti-dilutive.

Basic and diluted net income per ADS is computed based on net income attributable to ordinary shareholders and the corresponding basic and diluted number of ADSs, assuming that, during each period presented, every two ADSs represent three ordinary shares of the Company.

Comprehensive (loss)/income

z)              Comprehensive (loss)/income

Comprehensive (loss)/income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive (loss)/income, as presented on the accompanying consolidated balance sheets, consists of the accumulated foreign currency translation adjustments.

Recent accounting pronouncements

aa)      Recent accounting pronouncements

In July 2012, the FASB issued revised guidance on “Testing Indefinite-Lived Intangible Assets for Impairment”. The revised guidance provides an entity the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with ASC 350-30. The revised guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. This amendment is not expected to have a material effect on the Group’s financial position, results of operations or liquidity.

In February 2013, the FASB issued revised guidance on “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The revised guidance does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the revised guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under US GAAP that provide additional detail about those amounts. The revised guidance is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The revised guidance is not expected to have a material effect on the Group’s financial position, results of operations or liquidity.

Principal Activities and Organization (Tables)	12 Months Ended
Dec. 31, 2012
Principal Activities and Organization
Schedule of Company's subsidiaries, VIEs and VIE's subsidiary

Name	Date of incorporation or establishment	Place of incorporation or establishment /operations	Percentage of direct or indirect economic ownership	Principal activities

Subsidiaries
Harper Capital Inc. (“BVI Company”)	February 6, 2007	British Virgin Islands	100%	Investment holding

Miyuan (Shanghai) Information Technology Co., Ltd. (“Shanghai Miyuan”)	April 27, 2007	PRC	100%	Investment holding and consulting services

Jiayuan Hong Kong Corporation Limited (“Jiayuan Hong Kong”)	October 5, 2010	Hong Kong	100%	Investment holding and overseas online dating services

Beijing Miyuan Information Technology Co., Ltd. (“Beijing Miyuan”)	January 26, 2011	PRC	100%	Investment holding and consulting services

Variable interest entities(“VIEs”)
Shanghai Huaqianshu Information Technology Co., Ltd. (“Shanghai HQS”)	April 6, 2004	PRC	100%	Online dating services

Beijing Huaqianshu Information Technology Co., Ltd. (“Beijing HQS”)	November 26, 2010	PRC	100%	Online dating services

Beijing Shiji Xique Information Technology Co., Ltd. (“Xique”)	November 26, 2010	PRC	100%	Online wedding planning services

Beijing Aizhenxin Information Technology Co., Ltd. (“Beijing Aizhenxin”)	August 13, 2012	PRC	100%	Online dating services

VIE’ssubsidiary
Shiji Jiayuan Matchmaking Services Center (“Jiayuan Shanghai Center”)	December 3, 2010	PRC	100%	Events and matchmaking services

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of estimated useful lives of assets

Estimated useful lives
Computer and software	3 years
Furniture, fixture and other equipment	3 years
Motor vehicles	4 years
Leasehold improvements	Shorter of lease term or estimated useful lives of assets

Schedule of estimated useful lives of the intangible assets
Estimated useful lives
Brand name	10 years
Customer relationships	5 years
Source code	10 years

Concentration, Credit and Other Risks (Tables)	12 Months Ended
Dec. 31, 2012
Concentration, Credit and Other Risks
Schedule of combined financial information of the Group's VIEs and VIE's subsidiary

	As of December 31,
	2011	2012
	RMB	RMB

Total assets	262,298	386,744
Total liabilities	202,028	270,071
Payable to third parties	116,483	142,600
Payable to Group entities	85,545	127,471

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	167,589	332,010	411,084
Net income	16,205	21,808	23,038
Inter-company service fees paid/payable	—	11,000	43,446

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by operating activities	78,736	86,287	54,966
Net cash used in investing activities	(71,602)	(20,267)	(67,544)
Effect of exchange rate changes on cash and cash equivalents		(2)	(11)
Net increase/(decrease) in cash and cash equivalents	7,134	66,018	(12,589)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Schedule of fair value of assets measured on recurring basis

		Fair value measurements at reporting date using
		Quoted prices in
	Total fair value	active market	Significant other	Significant
	and carrying value	for identical	observable	unobservable
	on balance sheet	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2011
Cash and cash equivalents	181,340	181,340	—	—
Short-term deposits	404,500	404,500	—	—
Term deposits	10,000	10,000	—	—

As of December 31, 2012
Cash and cash equivalents	257,709	257,709	—	—
Short-term deposits	233,025	233,025	—	—
Term deposits	10,000	10,000	—	—
Available-for-sale securities	5,047	5,047	—	—

Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, net
Summary of Group's accounts receivable
	As of December 31,
	2011	2012
	RMB	RMB

Accounts receivable	16,294	40,212
Less: Allowance for doubtful accounts	—	(110)
Accounts receivable, net	16,294	40,102

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2011	2012
	RMB	RMB

Prepaid expenses	3,488	30,523
Advances to employees	2,112	7,479
Interest receivables	2,914	2,863
Rental and other deposits	3,179	3,268
Others	1,234	450
	12,927	44,583

Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, net
Schedule of property and equipment, net

	As of December 31,
	2011	2012
	RMB	RMB

Computer and software	41,121	46,339
Furniture, fixtures and other equipment	2,594	2,799
Motor vehicles	407	407
Leasehold improvements	2,367	2,367
	46,489	51,912
Less: accumulated depreciation and amortization	(18,890)	(29,481)
Property and equipment, net	27,599	22,431

Business Combination (Tables)	12 Months Ended
Dec. 31, 2012
Business Combination
Schedule of allocation of the purchase price
As of December 10, 2012
RMB

Identifiable intangible assets:
Brand name	2,141
Customer relationships	1,637
Source code	933
Identifiable assets acquired	4,711
Goodwill	789
Cash consideration	5,500

Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible assets, net
Summary of the Company's intangible assets, net
As of December 31,
2012
RMB

Brand name	2,141
Customer relationships	1,637
Source code	933
4,711
Less: accumulated amortization	(142)
Intangible assets, net	4,569

Schedule of amortization expenses for future periods
For the year ended December 31,	Amortization expenses
RMB
2013	635
2014	635
2015	635
2016	635
2017	580
Thereafter	1,449
Total	4,569

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
Schedule of changes in the carrying value of goodwill by segment
Online Services
RMB

Balance as of December 31, 2011	—
Additions (Note 9)	789
Balance as of December 31, 2012	789

Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities

	As of December 31,
	2011	2012
	RMB	RMB

Accrued salaries and welfare	10,216	10,031
Accrued advertising expenses	7,447	2,386
Accrued network support expenses	176	551
Business and other tax payable	2,549	2,800
Professional and other service fees	6,166	3,661
Others	2,263	4,029
	28,817	23,458

Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Taxation
Schedule of current and deferred portions of income tax expenses
	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current tax expenses	11,242	19,921	8,753
Deferred taxation	(1,231)	(1,814)	474
Income tax expenses	10,011	18,107	9,227

Schedule of reconciliation of the differences between the PRC statutory EIT rate

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Statutory EIT rate	25.0%	25.0%	25.0%
Effect of non-deductible expenses	9.8%	10.5%	4.9%
Effect of lower tax rates in other jurisdictions	—	(2.4)%	0.3%
Effect of change in tax rate	1.5%	—	—
Effect of preferential tax treatments	(9.1)%	(12.6)%	(19.2)%
Tax incentives for research and development expenses (i)	—	—	(3.1)%
Changes in valuation allowance:	10.3%	12.2%	5.6%
- Unrecognized tax losses	0.6%	2.8%	1.7%
- Accrued salaries and other expenses	(3.7)%	0.1%	0.2%
- Advertising expenses	13.4%	9.3%	3.7%
Effective income tax rate	37.5%	32.7%	13.5%

(i) The Group obtained a tax incentive relating to research and development expense of one of its VIEs in the PRC. Under such tax incentive rule, the Group may claim an additional tax deduction amounting to 50% of the research and development expenses incurred in a year.

Schedule of the effect of preferential tax treatments on earnings

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Preferential tax treatments impact to net income to ordinary shareholders	6,973	6,972	15,201
Per share effect, basic	0.26	0.18	0.33
Per share effect, diluted	0.26	0.16	0.32

Schedule of significant components of entity's deferred tax assets

	As of December 31,
	2011	2012
	RMB	RMB

Deferred tax assets, current
Net operating loss carry forwards	2,094	3,050
Accrued salaries and other expenses	3,189	2,432
Advertising expenses	11,414	13,947
Government subsidies	—	457
Total: deferred tax assets, current	16,697	19,886
Deferred tax assets, non-current	—	—
Total: deferred tax assets	16,697	19,886
Less: valuation allowance
Net operating loss carry forwards	(2,094)	(3,050)
Accrued salaries and other expenses	(144)	(318)
Advertising expenses	(11,414)	(13,947)
Total: valuation allowance	(13,652)	(17,315)
Net deferred tax assets	3,045	2,571

Schedule of the movements of valuation allowance

	Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Balance at beginning of the year	(5,786)	(6,755)	(13,652)
Provision for the year	(969)	(6,897)	(3,663)
Balance at end of the year	(6,755)	(13,652)	(17,315)

Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2012
Redeemable Convertible Preferred Shares
Schedule of changes in the redeemable convertible preferred shares

	As of December 31,
	2010	2011
	RMB	RMB

Beginning balance	87,694	93,559
Add: Accretion of redemption feature	8,960	3,222
Less: Translation gain related to the preferred shares	(2,825)	(1,635)
Conversion of convertible redeemable preferred shares into ordinary shares	—	(95,146)
Ending balance	93,559	—

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Schedule of the Company's share option activities

	Share options outstanding
	Share options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Weighted average grant date fair value
		US$		US$
Balances outstanding at January 1, 2010	2,424,400	0.96	5.04	0.46
Granted	866,500	2.99		2.67
Forfeited	(69,100)	1.06		0.41
Balances outstanding at December 31, 2010	3,221,800	1.50	4.50	1.05
Granted	1,699,813	5.24		2.67
Exercised	(164,841)	1.10		1.05
Forfeited	(374,136)	3.79		2.31
Balances outstanding at December 31, 2011	4,382,636	2.78	4.23	1.57
Granted	2,410,000	3.35		1.26
Exercised	(913,801)	1.05		0.90
Modified	(290,547)	3.23		1.06
Forfeited	(1,169,906)	4.35		1.95
Expired	(50,000)	0.30		0.02
Balances outstanding at December 31, 2012	4,368,382	2.69	4.34	1.30

Exercisable at December 31, 2010	713,892	1.08	4.69	0.51
Exercisable at December 31, 2011	1,716,844	1.15	3.16	1.09
Exercisable at December 31, 2012	1,353,698	1.40	2.39	1.24

Summary of the assumptions used to estimate the fair values of the share options granted

	For the year ended December 31,
	2010	2011	2012

Risk-free interest rate	3.04%-3.18%	1.18%-2.64%	1.30%-2.25%
Exercise multiple	2.80	2.80	2.80
Expected forfeiture rate	5%	5%	5%
Contractual life of option	6 years	6 years	6 years
Expected volatility	36.74%-38.96%	33.98%-39.39%	38.00%-38.88%
Dividend yield	—	—	—

Summary of Restricted Shares activities

	Restricted Shares outstanding
	Restricted Shares	Weighted average remaining contractual life (in years)

Balances outstanding at January 1, 2012
Granted	281,540	5.34
Balances outstanding at December 31, 2012	281,540	5.34

Net (Loss)/Income Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net (Loss)/Income Per Share
Schedule of basic and diluted net (loss)/ income per share

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Numerator:
Net income attribute to Jiayuan.com International Ltd.	16,717	37,243	58,937
Accretion of Series A Preferred Shares	(8,690)	(3,222)	—
Income allocated to participating preferred shareholders	(16,717)	(12,681)	—
Numerator for basic and diluted net (loss)/income per share	(8,690)	21,340	58,937

Denominator:
Weighted average number of ordinary shares outstanding—basic	27,272,727	39,647,790	46,297,314
Dilutive effect of share options	—	2,737,043	1,445,784
Weighted average number of ordinary shares outstanding—diluted	27,272,727	42,384,833	47,743,098
Basic net (loss)/income per share	(0.32)	0.54	1.27
Diluted net (loss)/income per share	(0.32)	0.50	1.23

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future minimum payments under non-cancellable operating leases with initial terms in excess of one year
Amount
RMB

Year ending December 31,
2013	5,136
2014	2,199
2015	1,398
2016	72
2017 and thereafter	—
Total	8,805

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Schedule of the amounts due from/to a related party
December 31,
2010
RMB

Ms. Haiyan Gong:
Receivables from	1,000
Payables to	993

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Schedule of information for net revenue, cost of revenues and gross profit

For the year ended December 31, 2010

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	134,062	26,265	7,262	167,589
Cost of revenues	(40,228)	(18,787)	(2,034)	(61,049)
Gross profit	93,834	7,478	5,228	106,540

For the year ended December 31, 2011

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	277,186	51,235	2,820	331,241
Cost of revenues	(73,427)	(26,183)	(5,204)	(104,814)
Gross profit/(loss)	203,759	25,052	(2,384)	226,427

For the year ended December 31, 2012

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	362,492	47,418	893	410,803
Cost of revenues	(117,830)	(25,388)	(467)	(143,685)
Gross profit	244,662	22,030	426	267,118

Principal Activities and Organization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended					12 Months Ended					0 Months Ended
	May 16, 2011	Dec. 31, 2012 BVI Company	Dec. 31, 2012 Shanghai Miyuan	Dec. 31, 2012 Jiayuan Hong Kong	Dec. 31, 2012 Beijing Miyuan	Dec. 31, 2012 Shanghai HQS	Dec. 31, 2012 Beijing HQS	Dec. 31, 2012 Xique	Dec. 31, 2012 Beijing Aizhenxin	Dec. 31, 2012 Jiayuan Shanghai Center	May 16, 2011 Ordinary shares	May 16, 2011 ADSs	Apr. 16, 2007 Series A Preferred Shares BVI Company
Principal activities and organization
Issuance of shares (in shares)											10,050,000	6,700,000	9,566,667
Net proceeds received by the Company from IPO, after deducting commissions and offering expenses	$ 65,243
Percentage of ownership interest in subsidiary		100.00%	100.00%	100.00%	100.00%
Percentage of ownership interest in VIE						100.00%	100.00%	100.00%	100.00%
Percentage of ownership interest in VIE subsidiary										100.00%

Variable Interest Entities (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 The VIEs CNY	Dec. 31, 2012 Exclusive technology license and service agreements Shanghai HQS	Jan. 25, 2011 Exclusive technology license and service agreements Jiayuan Shanghai Center	Dec. 31, 2012 Exclusive technology license and service agreements The VIEs	Dec. 31, 2012 Loan agreements with shareholders of VIE Shanghai HQS USD ($)	Feb. 17, 2011 Loan agreements with shareholders of VIE Beijing HQS CNY	Feb. 17, 2011 Loan agreements with shareholders of VIE Xique CNY	Aug. 13, 2012 Loan agreements with shareholders of VIE Beijing Aizhenxin CNY	Dec. 31, 2012 Voting rights entrustment agreements Shanghai HQS	Jan. 25, 2011 Cooperative operation agreements Shanghai HQS and Jiayuan Shanghai Center
Variable Interest Entities
Period for expiration of the agreement from the signing date							10 years		10 years
Automatic extension period for the agreement except by mutual agreement and upon early termination							10 years	10 years						10 years	10 years
Interest free loan granted to shareholders of VIE										$ 1,200,000	1,000,000	1,000,000	20,000,000
Assets that can be used only to settle obligations						0
Registered capital	$ 87,860,000	547,386,000	533,517,000	(14,873,000)	(32,688,000)	32,500,000

Summary of Significant Accounting Policies (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 item
Basis of presentation and consolidation, information pertaining to Company or its subsidiaries
Number of entities in which the Company has variable interest but is not the primary beneficiary	0
Convenience translation
Rate for translation of balances of financial statements from RMB to US$	6.2301
Accounts receivable and allowance for doubtful accounts
Allowance for doubtful accounts	110
Computer and software
Investments in real estate
Estimated useful lives	3 years
Furniture, fixtures and other equipment
Investments in real estate
Estimated useful lives	3 years
Motor vehicles
Investments in real estate
Estimated useful lives	4 years

Summary of Significant Accounting Policies (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Impairment of long-lived assets and intangible assets
Impairment of long-lived assets recognized for the periods presented	0	0	0
Impairment of intangible assets recognized for the periods presented	0	0	0
Revenue recognition and deferred revenue
Number of types of online services	2
Number of primary fee models for online services	2
Duration of pay-per-use online services	1 day
Commission fees paid to wireless value added services partners	49,923,000	24,970,000	13,280,000
Events and VIP services revenue
Percentage of contract payment refunded to user if termination of VIP Services contract is within initial seven days (as a percent)	80.00%
Initial period from commencement of VIP Services contract within which users can terminate the contract and receive 80% of payment as refund	7 days
Customer loyalty program
Revenue recognized from loyalty points		358,000	1,256,000
Deferred revenue from customer loyalty program	4,917,000	4,917,000
Employee benefit expenses
Employee benefit expenses	14,005,000	11,667,000	6,630,000
Brand name
Goodwill and intangible assets
Estimated useful lives	10 years
Customer relationships
Goodwill and intangible assets
Estimated useful lives	5 years
Source code
Goodwill and intangible assets
Estimated useful lives	10 years

Summary of Significant Accounting Policies (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Reserves
Minimum percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Appropriation to statutory reserves	3,710	5,400	392
Advertising expenses
Advertising costs included in selling and marketing expenses	69,966	76,704	47,999

Summary of Significant Accounting Policies (Details 4)	Dec. 31, 2012
Net (loss)/income per share and per American Depository Share ("ADS")
Number of American Depository Shares per ordinary share of the company	0.66

Concentration, Credit and Other Risks (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 VIEs and VIE's subsidiary CNY	Dec. 31, 2011 VIEs and VIE's subsidiary CNY	Dec. 31, 2010 VIEs and VIE's subsidiary CNY	Dec. 31, 2012 VIEs and VIE's subsidiary Exclusive technology license and service agreements
Concentration, credit and other risks
Period for expiration of the agreement from the signing date								10 years
Total assets					386,744	262,298
Total liabilities					270,071	202,028
Payable to third parties					142,600	116,483
Payable to Group entities					127,471	85,545
Net revenue	65,938	410,803	331,241	167,589	411,084	332,010	167,589
Net income	9,459	58,937	37,243	16,717	23,038	21,808	16,205
Inter-company service fees paid/payable					43,446	11,000
Net cash provided by operating activities	9,259	57,685	86,895	79,576	54,966	86,287	78,736
Net cash used in investing activities	12,674	78,960	(320,900)	(71,609)	(67,544)	(20,267)	(71,602)
Effect of exchange rate changes on cash and cash equivalents	(420)	(2,617)	(4,176)		(11)	(2)
Net increase in cash and cash equivalents	$ 12,258	76,369	161,952	7,967	(12,589)	66,018	7,134
Original maturity term of available-for-sale securities which were placed with a financial institution	1 month	1 month

Fair Value Measurements (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Recurring Basis Total fair value and carrying value on balance sheet CNY	Dec. 31, 2011 Recurring Basis Total fair value and carrying value on balance sheet CNY	Dec. 31, 2012 Recurring Basis Quoted prices in active market for identical assets (Level 1) CNY	Dec. 31, 2011 Recurring Basis Quoted prices in active market for identical assets (Level 1) CNY
Assets measured on recurring basis
Cash and cash equivalents				257,709	181,340	257,709	181,340
Short-term deposits	37,403	233,025	404,500	233,025	404,500	233,025	404,500
Term deposits				10,000	10,000	10,000	10,000
Available-for-sale securities				5,047		5,047

Accounts Receivable, net (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts Receivable, net
Accounts receivable		40,212	16,294
Less: Allowance for doubtful accounts		(110)
Accounts receivable, net	$ 6,437	40,102	16,294

Prepaid Expenses and Other Current Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepaid Expenses and Other Current Assets
Prepaid expenses		30,523	3,488
Advances to employees		7,479	2,112
Interest receivables		2,863	2,914
Rental and other deposits		3,268	3,179
Others		450	1,234
Prepaid expenses and other current assets	$ 7,156	44,583	12,927

Property and Equipment, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Computer and software CNY	Dec. 31, 2011 Computer and software CNY	Dec. 31, 2012 Furniture, fixtures and other equipment CNY	Dec. 31, 2011 Furniture, fixtures and other equipment CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY
Property and equipment, net
Property and equipment, gross	51,912	46,489			46,339	41,121	2,799	2,594	407	407	2,367	2,367
Less: accumulated depreciation and amortization	(29,481)	(18,890)
Property and equipment, net	22,431	27,599		3,600
Depreciation and amortization expenses for the property and equipment	13,264	9,830	3,939

Business Combination (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 10, 2012 Juedui 100 CNY	Dec. 10, 2012 Juedui 100 Brand name CNY	Dec. 10, 2012 Juedui 100 Customer relationships CNY	Dec. 10, 2012 Juedui 100 Source code CNY
Acquisition of The Juedui 100 Business
Purchase consideration			5,500
Identifiable intangible assets				2,141	1,637	933
Identifiable assets acquired			4,711
Goodwill	127	789	789
Cash consideration			5,500

Intangible assets, net (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Brand name CNY	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2012 Source code CNY
Intangible assets, net
Gross Carrying Amount	4,711,000				2,141,000	1,637,000	933,000
Less: accumulated amortization	(142,000)
Intangible assets, net	4,569,000			733,000
Amortization expenses	142,000
Amortization expenses for future periods
2013	635,000
2014	635,000
2015	635,000
2016	635,000
2017	580,000
Thereafter	1,449,000
Intangible assets, net	4,569,000			733,000
Impairment of intangible assets	0	0	0

Goodwill (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 USD ($)
Goodwill
Balance at the beginning of the period		$ 127,000
Additions	789,000
Balance at the end of the period	789,000	127,000
Goodwill impairment recognized	0

Accrued Expenses and Other Liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued Expenses and Other Liabilities
Accrued salaries and welfare		10,031	10,216
Accrued advertising expenses		2,386	7,447
Accrued network support expenses		551	176
Business and other tax payable		2,800	2,549
Professional and other service fees		3,661	6,166
Others		4,029	2,263
Accrued expenses and other liabilities	$ 3,765	23,458	28,817

Taxation (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended				4 Months Ended		12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Shanghai Miyuan	Dec. 31, 2012 Beijing Miyuan	Dec. 31, 2012 Beijing Aizhenxin	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Business Tax, Value Added Tax and Surcharges
Business tax and surcharges rate (as a percent)							0.00%	8.60%
Business tax and surcharges	14,242	12,176	10,246
Transition from PRC Business Tax to PRC Value Added Tax
Number of cities and provinces to which VAT is expanded	8
Value Added Tax rate (as a percent)				3.00%	3.00%	3.00%

Taxation (Details 2) (CNY)	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Hong Kong Jiayuan Hong Kong	Dec. 31, 2011 Hong Kong Jiayuan Hong Kong	Dec. 31, 2010 Hong Kong Jiayuan Hong Kong	Dec. 31, 2012 The PRC	Dec. 31, 2011 The PRC	Dec. 31, 2012 The PRC High and new technology enterprise	Dec. 31, 2012 The PRC Qualified software enterprise	Dec. 31, 2010 The PRC Shanghai Miyuan	Dec. 31, 2009 The PRC Shanghai Miyuan	Dec. 31, 2015 The PRC Shanghai Miyuan Qualified software enterprise Future	Dec. 31, 2014 The PRC Shanghai Miyuan Qualified software enterprise Future	Dec. 31, 2013 The PRC Shanghai Miyuan Qualified software enterprise Future	Dec. 31, 2012 The PRC Shanghai HQS High and new technology enterprise	Dec. 31, 2011 The PRC Shanghai HQS High and new technology enterprise	Dec. 31, 2010 The PRC Shanghai HQS High and new technology enterprise	Dec. 31, 2012 The PRC Beijing HQS	Dec. 31, 2011 The PRC Beijing HQS	Dec. 31, 2010 The PRC Beijing HQS	Dec. 31, 2012 The PRC Xique	Dec. 31, 2011 The PRC Xique	Dec. 31, 2010 The PRC Xique	Dec. 31, 2012 The PRC Beijing Aizhenxin	Dec. 31, 2011 The PRC Beijing Aizhenxin	Dec. 31, 2010 The PRC Beijing Aizhenxin	Dec. 31, 2012 The PRC Jiayuan Shanghai Center	Dec. 31, 2011 The PRC Jiayuan Shanghai Center	Dec. 31, 2010 The PRC Jiayuan Shanghai Center	Dec. 31, 2012 Cayman Islands
Income tax
Withholding income tax accrued and required to be accrued as of balance sheet date	0	0
Withholding income tax rate upon payment of dividends by the Company to its shareholders																															0.00%
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	25.00%				25.00%	25.00%							25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)									15.00%				12.50%	12.50%	12.50%	15.00%	15.00%	15.00%
Exemption period for income tax rate										2 years
Reduction in income tax for three years following the exemption period (as a percent)										50.00%
Exemption period for 50% reduction in the tax rate following initial exemption period										3 years
Withholding tax rate payable by foreign-invested entities (as a percent)							10.00%
Withholding tax rate payable by foreign-invested entities with parent company incorporated in specified jurisdiction (as a percent)							5.00%
Undistributed earnings from the Group's PRC entities							140,527,000	64,519,000
Estimated foreign withholding taxes due upon remittance of undistributed earnings							14,053,000	6,452,000

Taxation (Details 3) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Unrecognized tax losses	Dec. 31, 2011 Unrecognized tax losses	Dec. 31, 2010 Unrecognized tax losses	Dec. 31, 2012 Accrued salaries and other expenses	Dec. 31, 2011 Accrued salaries and other expenses	Dec. 31, 2010 Accrued salaries and other expenses	Dec. 31, 2012 Advertising expenses	Dec. 31, 2011 Advertising expenses	Dec. 31, 2010 Advertising expenses
Composition of income tax expenses
Current tax expenses		8,753	19,921	11,242
Deferred taxation	76	474	(1,814)	(1,231)
Income tax expenses	1,481	9,227	18,107	10,011
Reconciliation of the differences between the PRC statutory EIT rate
Statutory EIT rate	25.00%	25.00%	25.00%	25.00%
Effect of non-deductible expenses	4.90%	4.90%	10.50%	9.80%
Effect of lower tax rates in other jurisdictions	0.30%	0.30%	(2.40%)
Effect of change in tax rate				1.50%
Effect of preferential tax treatments	(19.20%)	(19.20%)	(12.60%)	(9.10%)
Tax incentives for research and development expenses	(3.10%)	(3.10%)
Changes in valuation allowance	5.60%	5.60%	12.20%	10.30%	1.70%	2.80%	0.60%	0.20%	0.10%	(3.70%)	3.70%	9.30%	13.40%
Effective income tax rate	13.50%	13.50%	32.70%	37.50%
Percentage of the research and development expenses incurred in an year that may be claimed as an additional tax deduction	50.00%	50.00%
Effect of the preferential tax treatments
Preferential tax treatments impact to net income to ordinary shareholders		15,201	6,972	6,973
Per share effect, basic		0.33	0.18	0.26
Per share effect, diluted		0.32	0.16	0.26

Taxation (Details 4) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets, current
Net operating loss carry forwards	3,050	2,094
Accrued salaries and other expenses	2,432	3,189
Advertising expenses	13,947	11,414
Government subsidies	457
Total: deferred tax assets, current	19,886	16,697
Total: deferred tax assets	19,886	16,697
Less: valuation allowance
Net operating loss carry forwards	(3,050)	(2,094)
Accrued salaries and other expenses	(318)	(144)
Advertising expenses	(13,947)	(11,414)
Total: valuation allowance	(17,315)	(13,652)	(6,755)	(5,786)
Net deferred tax assets	2,571	3,045

Taxation (Details 5) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiaries, VIEs and VIE's subsidiaries	12,136
Expiring on 31st December 2015
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiaries, VIEs and VIE's subsidiaries	1,983
Expiring on 31st December 2016
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiaries, VIEs and VIE's subsidiaries	6,392
Expiring on 31st December 2017
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiaries, VIEs and VIE's subsidiaries	3,522

Taxation (Details 6) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movements of valuation allowance
Balance at beginning of the year	(13,652)	(6,755)	(5,786)
Provision for the year	(3,663)	(6,897)	(969)
Balance at end of the year	(17,315)	(13,652)	(6,755)
Maximum
Income tax valuation allowance
Deductible advertising expenses as percentage of revenues	15.00%
Minimum
Income tax valuation allowance
Expected future advertising expenses as percentage of revenues	15.00%

Redeemable Convertible Preferred Shares (Details)	12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2011 CNY	Apr. 19, 2011 Series A Preferred Shares BVI Company	Apr. 16, 2007 Series A Preferred Shares BVI Company USD ($)	May 31, 2007 Series A Preferred Shares BVI Company CNY	Dec. 31, 2011 Series A Preferred Shares BVI Company CNY	Dec. 31, 2010 Series A Preferred Shares BVI Company CNY	Jun. 30, 2011 Series A Preferred Shares BVI Company CNY	May 16, 2011 Series A Preferred Shares BVI Company	Apr. 16, 2007 Series A Preferred Shares BVI Company Minimum USD ($)
Redeemable Convertible Preferred Shares
Shares to be purchased by certain investors (in shares)			9,566,667
Issuance of shares, price (in dollars per share)			$ 1.045
Portion of the proceeds from the issuance accounted for as attributable to the conversion feature				0
Shares to be purchased by certain investors (in US$ or RMB)	424,930,000		10,000,000	76,551,000
Payment of accrued but unpaid dividends, gross proceeds from Qualified IPO									50,000,000
Period of contingent redemption of preference shares			5 years
Ratio for exchange of shares (including Series A Preferred Shares) in the subsidiary for shares of the Company during the second reorganization			1
Conversion basis (in shares)								1
Cumulative dividend rate as a percentage of purchase price per annum (as a percent)			10.00%
Payment of accrued but unpaid dividends, multiplier of original issue price for Qualified IPO									4
Period of delay in exercise of cash dividend rights after closing of Qualified IPO		30 days
Cumulative dividends distributed							25,944,000
Changes in the redeemable preferred stock
Beginning balance					93,559,000	87,694,000
Add : Accretion of redemption feature					3,222,000	8,960,000
Less : Translation gain related to the preferred shares					(1,635,000)	(2,825,000)
Conversion of Series A redeemable convertible preferred shares into ordinary shares upon IPO					(95,146,000)
Ending balance						93,559,000

Ordinary Shares and Treasury Shares (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2011 ADSs USD ($)	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2012 Ordinary shares
Ordinary Shares and Treasury Shares
Ordinary shares, shares authorized		100,000,000	100,000,000
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares issued		48,130,944	47,489,394
Ordinary shares issued to depository for issuance of ADS upon the exercise of options		421,358
Treasury shares
Aggregate value of ADS authorized to be repurchased under share repurchase plan				$ 10,000	$ 10,000
Period of share repurchase plan				1 year	1 year
ADSs repurchased under share repurchase plan (in shares)						2,004,526
Aggregate value of ADS repurchased under share repurchase plan (in dollars)	63,702					$ 10,076
Shares cancelled							258,450
Ordinary shares repurchased but not cancelled		2,748,339					2,748,339

Share-based Compensation (Details) (Share Incentive Plan, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended			12 Months Ended							0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 12, 2012 Director and certain employees	Jul. 12, 2012 Director and certain employees Minimum	Jul. 12, 2012 Director and certain employees Maximum	Dec. 31, 2012 Condition one	Dec. 31, 2012 Condition one First anniversary of the date of grant	Dec. 31, 2012 Condition one Pro-rata vesting on calendar quarter-end of each 12 quarters after first anniversary of grant item	Dec. 31, 2012 Condition two	Dec. 31, 2012 Condition two Vesting on date of IPO	Dec. 31, 2012 Condition two Pro-rata vesting on calendar quarter-end of each 12 quarters following IPO item	Dec. 31, 2012 Condition three	Jun. 15, 2012 BVI Company	Dec. 08, 2010 BVI Company	May 14, 2007 BVI Company
Share-based compensation
Shares approved for purchase by issuance of options under the plan															7,633,920	5,233,920	2,960,606
Authorized shares increased for purchase by issuance of options under the plan															2,400,000
Total requisite service period as stipulated in the share option agreements								4 years			4 years
Portion of options vesting (as a percent)									25.00%	75.00%		25.00%	75.00%	100.00%
Number of calendar quarters for pro-rata vesting										12			12
Share options
Balances outstanding at the beginning of the period (in shares)	4,382,636	3,221,800	2,424,400
Granted (in shares)	2,410,000	1,699,813	866,500		546,000
Exercised (in shares)	(913,801)	(164,841)
Modified (in shares)	(290,547)				(255,453)
Forfeited (in shares)	(1,169,906)	(374,136)	(69,100)
Expired (in shares)	(50,000)
Balances outstanding at the end of the period (in shares)	4,368,382	4,382,636	3,221,800	2,424,400
Exercisable at the end of the period (in shares)	1,353,698	1,716,844	713,892
Weighted average exercise price
Balances outstanding at beginning of period (in dollars per share)	$ 2.78	$ 1.5	$ 0.96
Granted (in dollars per share)	$ 3.35	$ 5.24	$ 2.99			$ 5	$ 7.44
Exercised (in dollars per share)	$ 1.05	$ 1.1
Modified (in dollars per share)	$ 3.23				$ 3.227
Forfeited (in dollars per share)	$ 4.35	$ 3.79	$ 1.06
Expired (in dollars per share)	$ 0.3
Outstanding at end of year (in dollars per share)	$ 2.69	$ 2.78	$ 1.5	$ 0.96
Exercisable at the end of the period (in dollars per share)	$ 1.4	$ 1.15	$ 1.08
Weighted average remaining contractual life (in years)
Balances outstanding at the end of the period	4 years 4 months 2 days	4 years 2 months 23 days	4 years 6 months	5 years 14 days
Exercisable at the end of the period	2 years 4 months 20 days	3 years 1 month 28 days	4 years 8 months 8 days
Weighted average grant date fair value
Balances outstanding at the beginning of the period (in dollars per share)	$ 1.57	$ 1.05	$ 0.46
Granted (in dollars per share)	$ 1.26	$ 2.67	$ 2.67
Exercised (in dollars per shares)	$ 0.9	$ 1.05
Modified (in dollars per share)	$ 1.06
Forfeited (in dollars per share)	$ 1.95	$ 2.31	$ 0.41
Expired (in dollars per share)	$ 0.02
Balances outstanding at the end of the period (in dollars per share)	$ 1.3	$ 1.57	$ 1.05	$ 0.46
Exercisable at the end of the period (in dollars per share)	$ 1.24	$ 1.09	$ 0.51
Intrinsic value information
Intrinsic value of outstanding options (in dollars)	$ 4,662
Intrinsic value of exercisable options (in dollars)	3,170
Total intrinsic value of options exercised	$ 2,172	$ 612

Share-based Compensation (Details 2) (Share Incentive Plan, Share options, CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2011 Vesting on date of IPO	Dec. 31, 2011 Vesting on date of IPO	Dec. 31, 2012 Service conditions	Dec. 31, 2011 Service conditions	Dec. 31, 2010 Service conditions
Summary of assumptions used to estimate the fair values of options granted
Risk-free interest rate, minimum (as a percent)	1.30%	1.18%	3.04%
Risk-free interest rate, maximum (as a percent)	2.25%	2.64%	3.18%
Exercise multiple	2.8	2.8	2.8
Expected forfeiture rate (as a percent)	5.00%	5.00%	5.00%
Contractual life of option	6 years	6 years	6 years
Expected volatility, minimum (as a percent)	38.00%	33.98%	36.74%
Expected volatility, maximum (as a percent)	38.88%	39.39%	38.96%
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Additional information
Fair value of equity awards vested during the period	4,246	22,759	1,765
Share-based compensation					17,534	10,891	12,675	6,070
Options vested (in shares)				602,183
Unrecognized compensation costs related to non-vested shares	16,603
Expected weighted average period of recognition of unrecognized compensation costs	1 year 7 days

Share-based Compensation (Details 3) (Founder's Share Agreement) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 16, 2009 BVI Company COO USD ($)	Dec. 16, 2009 BVI Company Vesting on second anniversary of agreement date COO	Dec. 16, 2009 BVI Company Vesting on fourth anniversary of agreement date COO
Share-based compensation
Options granted (in shares)				398,000
Options granted (in dollars per share)				$ 1.256
Vesting period of awards				4 years
Portion of options vested (as a percent)					50.00%	50.00%
Share-based compensation in general and administrative expenses	92	333	893

Share-based Compensation (Details 4) (Restricted Stock, CNY) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012
Share-based compensation
Vesting period			4 years
Restricted Shares
Granted (in shares)	49,040	232,500	281,450
Balance outstanding at the end of the period (in shares)	281,450		281,450
Weighted average remaining contractual life
Granted			5 years 4 months 2 days
Balance outstanding at the end of the period			5 years 4 months 2 days
Additional disclosures
Share-based compensation			2,380
Unrecognized compensation expenses	3,431		3,431
Weighted average period over which unrecognized compensation expenses are expected to be recognized			1 year 22 days
First anniversary of the date of grant
Share-based compensation
Percentage of awards subject to vest in twelve quarterly installments			25.00%
Pro-rata vesting on calendar quarter-end of each 12 quarters after first anniversary of grant
Share-based compensation
Percentage of awards subject to vest in twelve quarterly installments			75.00%
Period of vesting of the remaining 75% awards granted			12

Net (Loss)/Income Per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net income attributable to Jiayuan.com International Ltd.	$ 9,459	58,937	37,243	16,717
Accretion of redeemable convertible preferred shares			(3,222)	(8,690)
Income allocated to participating preferred shareholders			(12,681)	(16,717)
Net (loss)/income attributable to ordinary shareholders	$ 9,459	58,937	21,340	(8,690)
Denominator:
Weighted average number of ordinary shares outstanding-basic	46,297,314	46,297,314	39,647,790	27,272,727
Dilutive effect of share options	1,445,784	1,445,784	2,737,043
Weighted average number of ordinary shares outstanding-diluted	47,743,098	47,743,098	42,384,833	27,272,727
Basic net (loss)/income per share (in CNY per share)	$ 0.2	1.27	0.54	(0.32)
Diluted net (loss)/income per share (in CNY per share)	$ 0.2	1.23	0.5	(0.32)
Ordinary shares issued to depository for issuance of ADS upon exercise of options	421,358	421,358
Ordinary shares not included in the calculation of basic and diluted net income per share	421,358	421,358

Commitments and Contingencies (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum payments under non-cancellable operating leases
2013	5,136
2014	2,199
2015	1,398
2016	72
Total	8,805
Total rental expenses	6,387	5,257	4,932

Related Party Transactions (Details) (Ms Haiyan Gong) In Thousands, unless otherwise specified	0 Months Ended
	Dec. 24, 2012 CNY	Nov. 11, 2010 USD ($)	Nov. 11, 2010 CNY	Dec. 31, 2010 CNY
Related party transactions
Term of consultancy agreement	3 years
Monthly fee for consultancy services	49
Receivables from				1,000
Payables to				993
Amount advanced interest free to related party			1,000
Automatic extension period for the interest free borrowings to related party		1 year	1 year
Amount borrowed interest free from related party		$ 150
Automatic extension period for the interest free borrowings from related party		1 year	1 year

Segment Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online services CNY	Dec. 31, 2011 Online services CNY	Dec. 31, 2010 Online services CNY	Dec. 31, 2012 Events and VIP services CNY	Dec. 31, 2011 Events and VIP services CNY	Dec. 31, 2010 Events and VIP services CNY	Dec. 31, 2012 Other services CNY	Dec. 31, 2011 Other services CNY	Dec. 31, 2010 Other services CNY
Segment Information
Number of reportable segments	3	3
Segment Information
Net revenues	$ 65,938	410,803	331,241	167,589	362,492	277,186	134,062	47,418	51,235	26,265	893	2,820	7,262
Cost of revenues	(23,063)	(143,685)	(104,814)	(61,049)	(117,830)	(73,427)	(40,228)	(25,388)	(26,183)	(18,787)	(467)	(5,204)	(2,034)
Gross profit	$ 42,875	267,118	226,427	106,540	244,662	203,759	93,834	22,030	25,052	7,478	426	(2,384)	5,228

Restricted Net Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Company's subsidiaries, VIEs and VIE's subsidiary in China CNY	Dec. 31, 2011 Company's subsidiaries, VIEs and VIE's subsidiary in China CNY
Restricted Net Assets
Restricted net assets				30,364	27,890
Retained earnings balance of the Group's PRC entities after appropriation to statutory reserves	$ 10,140	63,183	7,956	140,527	64,519
Percentage of consolidated net assets that restricted net assets did not exceed (as percent)	25.00%	25.00%

Subsequent Events (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					4 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 ADSs USD ($)	Apr. 26, 2013 Subsequent events ADSs USD ($)	Mar. 31, 2013 Subsequent events New office space CNY
Subsequent events
Purchase costs	$ 13,334	83,072	22,400	13,609			76,489
ADSs repurchased (in shares)					2,004,526	233,907
Aggregate value of ADS repurchased		63,702			$ 10,076	$ 1,287